                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-09247
                                  ----------------------------------------------

             State Street Research Institutional Funds
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Francis J. McNamara, III, Secretary
             State Street Research
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  1/31/04
                        -----------------
Date of reporting period:  2/1/03 - 7/31/03
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1 (REPORT TO SHAREHOLDERS): The Semiannual Report is attached.

[STATE STREET RESEARCH LOGO]


[GRAPHIC]

STATE STREET RESEARCH
INSTITUTIONAL FUNDS

SEMIANNUAL - JULY 31, 2003

           STATE STREET RESEARCH INSTITUTIONAL CORE FIXED INCOME FUND

   A BOND FUND INVESTING IN U.S. INVESTMENT GRADE FIXED INCOME SECURITIES AND SEEKING COMPETITIVE TOTAL RETURNS RELATIVE TO THE LEHMAN BROTHERS AGGREGATE BOND
                                     INDEX.


         STATE STREET RESEARCH INSTITUTIONAL CORE PLUS FIXED INCOME FUND

 A BOND FUND INVESTING IN A BROAD SPECTRUM OF FIXED INCOME SECURITIES, INCLUDING
    HIGH YIELD AND FOREIGN SECURITIES, AND SEEKING COMPETITIVE TOTAL RETURNS
              RELATIVE TO THE LEHMAN BROTHERS AGGREGATE BOND INDEX.


            STATE STREET RESEARCH INSTITUTIONAL LARGE CAP GROWTH FUND

 AN EQUITY FUND INVESTING IN GROWTH COMPANIES SEEKING COMPETITIVE TOTAL RETURNS
                  RELATIVE TO THE RUSSELL 1000(R) GROWTH INDEX.


           STATE STREET RESEARCH INSTITUTIONAL LARGE CAP ANALYST FUND

   AN EQUITY FUND EMPHASIZING STOCK SELECTION WITHIN A DEFINED SECTOR MIX AND
    SEEKING COMPETITIVE TOTAL RETURNS RELATIVE TO THE RUSSELL 1000(R) INDEX.

STATE STREET RESEARCH INSTITUTIONAL
CORE FIXED INCOME FUND

Investment Portfolio                                   July 31, 2003 (Unaudited)

                                                                                PRINCIPAL           MATURITY        VALUE
                                                                                  AMOUNT              DATE         (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 98.1%
U.S. TREASURY 13.9%
U.S. Treasury Bond, 7.25%                                                     $      975,000        5/15/2016   $    1,185,310
U.S. Treasury Bond, 8.875%                                                           175,000        2/15/2019          243,715
U.S. Treasury Bond, 6.25%                                                            375,000        8/15/2023          411,738
U.S. Treasury Bond, 5.25%                                                          1,640,000       11/15/2028        1,582,023
U.S. Treasury Bond, 6.25%                                                          1,075,000        5/15/2030        1,188,967
U.S. Treasury Note, 7.00%                                                            950,000        7/15/2006        1,075,022
U.S. Treasury Note, 5.00%                                                          2,200,000        8/15/2011        2,311,461
                                                                                                                --------------
                                                                                                                     7,998,236
                                                                                                                --------------

U.S. AGENCY MORTGAGE 35.8%
Federal Home Loan Mortgage Corp., 9.00%                                                8,295       12/01/2009            8,986
Federal National Mortgage Association, 8.00%                                           9,016        4/01/2008            9,647
Federal National Mortgage Association, 7.75%                                           9,974        5/01/2008           10,811
Federal National Mortgage Association, 8.00%                                           8,148        6/01/2008            8,807
Federal National Mortgage Association, 8.25%                                           4,983        7/01/2008            5,321
Federal National Mortgage Association, 8.50%                                          22,257        2/01/2009           24,103
Federal National Mortgage Association, 9.00%                                           2,298        5/01/2009            2,504
Federal National Mortgage Association, 6.50%                                          87,966       12/01/2014           92,315
Federal National Mortgage Association, 7.00%                                          26,454       10/01/2015           27,959
Federal National Mortgage Association, 7.00%                                         729,416        1/01/2017          775,627
Federal National Mortgage Association, 5.50%                                         975,000        8/18/2018          993,281
Federal National Mortgage Association, 5.00%                                       1,975,000        8/18/2018        1,971,287
Federal National Mortgage Association, 4.50%                                         600,000        8/18/2018          584,064
Federal National Mortgage Association, 7.50%                                          75,066        7/01/2029           79,730
Federal National Mortgage Association, 7.00%                                          98,747        2/01/2030          103,383
Federal National Mortgage Association, 7.00%                                         744,889        4/01/2032          779,337
Federal National Mortgage Association TBA, 6.00%                                   1,610,000        8/18/2018        1,665,848
Federal National Mortgage Association TBA, 7.00%                                     525,000        8/13/2033          550,266
Federal National Mortgage Association TBA, 6.50%                                   2,450,000        8/13/2033        2,521,197
Federal National Mortgage Association TBA, 6.00%                                   3,100,000        8/13/2033        3,134,875
Federal National Mortgage Association TBA, 5.50%                                   3,025,000        8/13/2033        2,986,250
Federal National Mortgage Association TBA, 5.00%                              $      300,000        8/13/2033   $      286,782
Federal National Mortgage Association TBA, 5.50%                                     575,000        9/15/2033          565,294
Federal National Mortgage Association TBA, 5.00%                                   1,175,000        9/15/2033        1,118,823
Government National Mortgage Association, 6.50%                                        9,164        9/15/2008            9,703
Government National Mortgage Association, 6.50%                                       24,840        2/15/2009           26,303
Government National Mortgage Association, 7.50%                                       26,660        6/15/2009           28,669
Government National Mortgage Association, 6.50%                                       61,091        7/15/2009           64,690
Government National Mortgage Association, 7.50%                                       22,901       12/15/2009           24,772
Government National Mortgage Association, 7.50%                                      173,952       12/15/2014          187,709
Government National Mortgage Association, 7.00%                                       53,027        1/15/2025           55,991
Government National Mortgage Association, 7.00%                                       74,939        6/15/2028           78,713
Government National Mortgage Association, 7.00%                                       83,714       11/15/2028           87,939
Government National Mortgage Association, 6.50%                                      262,844       11/15/2028          272,232
Government National Mortgage Association, 7.50%                                      171,524       12/15/2028          182,530
Government National Mortgage Association, 7.00%                                       27,899        6/15/2029           29,297
Government National Mortgage Association, 6.50%                                      148,037        9/15/2029          153,262
Government National Mortgage Association, 6.50%                                      297,822        8/15/2031          308,093
Government National Mortgage Association TBA, 7.00%                                  750,000        8/20/2033          787,969
                                                                                                                --------------
                                                                                                                    20,604,369
                                                                                                                --------------

FINANCE/MORTGAGE 32.9%
Allstate Financial Global Funding LLC, 2.50%+                                        150,000        6/20/2008          141,356
Amortizing Residential Collateral Trust 2002 Cl. B, 3.15%                            150,000        1/25/2032          146,085
Amortizing Residential Collateral Trust 2002 Cl. M2, 2.20%                           150,000        6/25/2032          147,423
Artesia Mortgage Inc. Note 1998-C1 Cl. D1, 6.91%+                                    125,000        6/25/2030          135,548
BAE Systems Holdings Inc. Note, 6.66%+                                               241,389        9/15/2013          270,080
Bank of America Corp. Sub. Note, 7.40%                                               200,000        1/15/2011          230,551
Bear Stearns Commercial Mortgage Securities Inc. 1999-C1 Cl. A2, 6.02%                25,000        2/14/2031           27,104

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Investment Portfolio (cont'd)                          July 31, 2003 (Unaudited)

                                                                                PRINCIPAL           MATURITY        VALUE
                                                                                  AMOUNT              DATE         (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities Inc. 1999-WF2 Cl. A1, 6.80%       $      418,808        9/15/2008   $      449,508
Bear Stearns Commercial Mortgage Securities Inc. 2000-WF2 Cl. A1, 7.11%              122,490       10/15/2032          135,496
Bear Stearns Commercial Mortgage Securities Inc. 2001 Cl. A1, 6.08%                   92,416        2/15/2035           99,841
Chase Commercial Mortgage Securities Corp. Note 1998-2 Cl. A1, 6.025%                 77,380       11/18/2030           82,714
Chase Manhattan Auto Owner Trust Note 2002-A, 4.17%                                  250,000        9/15/2008          256,871
CIT Group Inc., Global Note, 4.125%                                                  150,000        2/21/2006          153,797
Citibank Credit Card Issuance Trust Note 2001 Cl. B1, 1.61%                           75,000        1/15/2010           75,661
Citibank Credit Card Issuance Trust Note 2001 Cl. C3, 6.65%                          350,000        5/15/2008          377,362
Citibank Credit Card Issuance Trust Note 2000-1 Cl. B1, 7.05%                        125,000        9/17/2007          136,941
Citigroup Inc., Sub. Note, 7.25%                                                     300,000       10/01/2010          342,598
Countrywide Asset-Backed Securities Inc. Note 2002-2 M1, 2.75%                       125,000        3/26/2033          125,240
Countrywide Asset-Backed Securities Inc. Note 2002-2 M2, 2.25%                       175,000       12/25/2031          171,743
Countrywide Home Loan Inc. Note, 7.26%                                               200,000        5/10/2004          208,963
Countrywide Home Loan Inc. Note, 5.50%                                                10,000        8/01/2006           10,730
Credit Suisse First Boston USA Note, 5.75%                                           100,000        4/15/2007          107,888
Delta Airlines Inc. Note, MBIA Insured, 6.42%                                        125,000        7/02/2012          128,347
Detroit Edison Securitization Note 2001-1 Cl. A4, 6.19%                               10,000        3/01/2013           10,965
Discover Card Master Trust, Series 2000 Cl. A, 6.35%                                  25,000        7/15/2008           27,221
Distribution Financial Services Trust Note 2001-1 Cl. A4, 5.67%                      350,000        1/17/2017          365,396
EOP Operating LP Note, 6.50%                                                         275,000        6/15/2004          286,361
ERAC USA Finance Co. Note, 8.25%+                                                    175,000        5/01/2005          191,203
ERAC USA Finance Co. Note, 6.625%+                                                   100,000        5/15/2006          108,404
ERAC USA Finance Co. Note, 7.35%+                                                     50,000        6/15/2008           56,324
ERP Operating LP Note, 6.63%                                                         175,000        4/13/2005          186,169
First National Bank Note, 7.375%                                              $       75,000        9/15/2006   $       84,338
First Union-Lehman Brothers Bank Note 1997-C2 Cl. C2, 7.02%                          100,000       11/18/2029          110,357
First Union-Lehman Brothers Bank Note 1998-C2 Cl. A1, 6.28%                          220,717       11/18/2035          233,310
Fleet Commercial Loan Master LLC Note 2000 Cl. C1, 2.74%+                            450,000       11/16/2007          448,031
Ford Credit Auto Owner Trust Note 2002-C Cl. C, 4.81%                                175,000        3/15/2007          178,782
Ford Motor Credit Co. Note, 6.875%                                                   400,000        2/01/2006          420,045
Ford Motor Credit Co. Note, 7.375%                                                   275,000       10/28/2009          280,676
General Electric Capital Corp. Global Note, 6.125%                                   275,000        2/22/2011          295,857
General Electric Capital Corp. Note, 5.875%                                          375,000        2/15/2012          392,970
General Motors Acceptance Corp. Note, 6.125%                                         250,000        2/01/2007          258,116
General Motors Acceptance Corp. Note, 8.00%                                           75,000       11/01/2031           69,201
General Motors Corp. Note, 8.25%                                                     225,000        7/15/2023          213,217
GGP Mall Properties Note 2001 Cl. C2, 5.56%                                           97,111       11/15/2011          103,486
GGP Mall Properties Note 2001 Cl. C3, 2.41%                                          158,612        2/15/2014          159,318
Goldman Sachs Group Inc. Note, 6.875%                                                325,000        1/15/2011          362,257
Granite Mortgages PLC 2002 Cl. 2.41%                                                 200,000        4/20/2042          198,600
Holmes Financing Note, 1.86%                                                         150,000        7/15/2040          150,000
Household Finance Corp. Note, 6.375%                                                  75,000       10/15/2011           80,135
Household Finance Corp. Note, 6.375%                                                 400,000       11/27/2012          424,914
IMPAC CMB Trust Note 2002-3 Cl. B1, 3.30%                                            132,226        6/25/2032          130,201
International Lease Finance Corp. Global Note, 5.75%                                 250,000        2/15/2007          266,870
J.P. Morgan Chase & Co. Note, 6.75%                                                  275,000        2/01/2011          300,577
J.P. Morgan Commercial Mortgage Finance Corp. Note 1997 Cl. C5, 7.24%                 75,000        9/15/2029           84,526
J.P. Morgan Commercial Mortgage Finance Corp. Note 1999 Cl. A2, 6.51%                370,000       10/15/2035          407,694
J.P. Morgan Commercial Mortgage Finance Corp. Note 1999 Cl. B, 6.66%                 400,000       10/15/2035          443,257

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Investment Portfolio (cont'd)                          July 31, 2003 (Unaudited)

                                                                                PRINCIPAL           MATURITY        VALUE
                                                                                  AMOUNT              DATE         (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II Note, 7.90%+                                   $      225,000        7/02/2010   $      264,148
LB-UBS Commercial Mortgage Trust Note 2001-WM Cl. A1, 6.16%+                          85,925        7/14/2016           91,843
Lehman Brothers Commercial Conduit Mortgage Trust Note 1998-C4 Cl. A1, 6.21%         425,000       10/15/2035          461,589
Lehman Brothers Holdings Inc. Note, 6.25%                                            100,000        5/15/2006          109,445
Manufacturers & Traders Trust Co. Note, 3.85%+                                       125,000        4/01/2013          122,898
Massachusetts Mutual Life Insurance Co. Note, 5.625%+                                150,000        5/15/2033          135,150
MBNA Corp. Note, 5.625%                                                              275,000       11/30/2007          286,564
MBNA Master Credit Card Trust Note 1999 Cl. A, 7.00%                                 475,000        2/15/2012          541,157
MBNA Master Credit Card Trust Note 2001 Cl. C3, 6.55%                                275,000       12/15/2008          293,323
Merrill Lynch & Company Inc. Note, 4.00%                                              75,000       11/15/2007           75,074
Merrill Lynch & Company Inc. Note, 3.70%                                             100,000        4/21/2008           99,193
Morgan Stanley & Company Inc. Note, 4.25%                                            250,000        5/15/2010          243,462
Morgan Stanley Capital Inc. Note 1999-WF1 Cl. A2, 6.21%                              250,000       11/15/2031          272,504
NationsLink Funding Corp. Note 1998-2 Cl. B, 6.795%                                  250,000        8/20/2030          277,197
NationsLink Funding Corp. Note 1999-2 Cl. D, 7.53%                                   175,000        6/20/2031          196,649
Northwest Airlines Inc. Note, 8.07%                                                   92,276       10/01/2019          100,826
Residential Asset Mortgage Corp. 2003-RZ2 Cl. M3, 5.50%                              150,000        4/25/2033          149,997
Residential Asset Security Corp. 2001-KS2 Cl. AI3, 5.75%                              70,454        3/25/2027           71,084
Residential Asset Security Corp. 2002-KS1 Cl. AI3, 4.99%                             525,000        2/25/2027          532,552
Residential Asset Security Corp. 2003-KS1 Cl. M2, 2.85%                              150,000        1/25/2033          150,913
Safeco Capital Trust Bond Note, 8.07%                                                150,000        7/15/2037          159,329
Salomon Brothers Commercial Mortgage Trust Note 2001-C1 Cl. A2, 6.23%                350,000       12/18/2035          380,256
Salomon Brothers Mortgage Securities VII Inc. 2001-MMA A2, 6.13%+                    175,000        2/18/2034          189,571
Simon Property Group LP Global Note, 7.375%                                          225,000        1/20/2006          249,034
Spieker Properties LP Note, 8.00%                                                     75,000        7/19/2005           81,236
Structured Asset Securities Corp. Note 1.42%                                         336,626        7/25/2032          336,444
Structured Asset Securities Corp. Note 3.05%                                  $      100,000        4/25/2033   $      100,289
Union Planters Bank Note, 5.125%                                                     100,000        6/15/2007          104,651
USA Education Inc. Note, 5.625%                                                      125,000        4/10/2007          133,887
Vornado Realty Trust Sr. Note, 5.625%                                                325,000        6/15/2007          338,145
Wachovia Bank Commercial Mortgage Trust, Note Mortgage Certificate 2.9%              300,000        6/15/2035          279,168
Washington Mutual Inc Note 2003-AR4 3.42%                                            350,000        5/25/2003          333,254
Washington Mutual Inc. Note 2003-AR5 3.695%                                          275,000        6/25/2033          261,390
Wells Fargo Bank N. A. Sub Note, 6.45%                                               175,000        2/01/2011          194,343
West Penn Funding LLC Note 1999A Cl. A3, 6.81%                                        25,000        9/25/2008           26,956
                                                                                                                --------------
                                                                                                                    18,934,146
                                                                                                                --------------

FOREIGN 0.5%
Pemex Project Funding Master Trust, 7.375%                                            75,000       12/15/2014           77,438
Petroleos Mexicanos Note, 6.50%                                                      100,000        2/01/2005          104,750
Petronas Capital Ltd. Note, 7.00%+                                                    75,000        5/22/2012           82,316
                                                                                                                --------------
                                                                                                                       264,504
                                                                                                                --------------

FOREIGN GOVERNMENT 1.2%
Republic of Chile, 5.625%                                                            200,000        7/23/2007          211,800
Republic of South Africa, 9.125%                                                     200,000        5/19/2009          239,000
United Mexican States, 6.375%                                                        200,000        1/16/2013          197,200
United Mexican States, 8.30%                                                          50,000        8/15/2031           52,125
                                                                                                                --------------
                                                                                                                       700,125
                                                                                                                --------------

CORPORATE 13.8%
AT&T Broadband Corp. Note, 9.455%                                                    325,000       11/15/2022          411,915
AT&T Wireless Services Inc. Note, 8.125%                                              75,000        5/01/2012           85,662
Boeing Co. Note, 8.75%                                                                75,000        8/15/2021           90,861
British Telecommunications PLC Note, 8.875%                                          100,000       12/15/2030          122,836
Burlington Resources Finance Co. Note, 7.20%                                         150,000        8/15/2031          164,286
Cargill Inc. Note, 6.25%+                                                             75,000        5/01/2006           82,177
Clear Channel Communications Inc. Sr. Note, 7.25%                                     50,000        9/15/2003           50,308

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Investment Portfolio (cont'd)                          July 31, 2003 (Unaudited)

                                                                                PRINCIPAL           MATURITY        VALUE
                                                                                  AMOUNT              DATE         (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------
Conoco Funding Co. Note 6.35%                                                 $      100,000       10/15/2011   $      109,681
Continental Airlines Inc. Note, 6.70%                                                139,674        6/15/2021          133,400
Cox Communications Inc. Note, 7.75%                                                  100,000        8/15/2006          113,220
DaimlerChrysler Holdings Corp. Note, 8.50%                                           125,000        1/18/2031          136,499
Deutsche Telekom BV Global Note, 5.25%                                                75,000        7/22/2013           71,811
Deutsche Telekom BV Global Note, 9.25%                                               125,000        6/01/2032          157,026
Devon Energy Corp. Note, 7.95%                                                       125,000        4/15/2032          144,072
Dominion Resources Inc. Sr. Note, 7.625%                                             200,000        7/15/2005          219,316
Dover Corp. Note, 6.50%                                                              125,000        2/15/2011          138,570
DTE Energy Co. Note, 6.45%                                                           175,000        6/01/2006          191,102
Entergy Gulf States Inc. Note, 3.60%+                                                150,000        6/01/2008          143,813
Exelon Corp. Sr. Note, 6.75%                                                         125,000        5/01/2011          137,637
Federated Department Stores Inc. Sr. Note, 7.00%                                      75,000        2/15/2028           77,139
France Telecom Global Note, 10.00%                                                   125,000        3/01/2031          155,641
General Electric Co. Note, 5.00%                                                     125,000        2/01/2013          122,313
Georgia Power Co. Note, 5.125%                                                        75,000       11/15/2012           75,076
Hewlett Packard Co. Note, 3.625%                                                     225,000        3/15/2008          223,154
Indiana Michigan Power Co. Note, 6.125%                                              100,000       12/15/2006          108,944
International Paper Co. Note, 6.75%                                                   75,000        9/01/2011           81,755
John Deere Capital Corp. Note, 3.90%                                                 175,000        1/15/2008          175,763
Kern River Funding Corp. Note, 4.89%+                                                149,389        4/30/2018          144,026
Kroger Co. Sr. Note 7.25%                                                            225,000        6/01/2009          250,619
News America Inc. Note, 6.625%                                                       225,000        1/09/2008          248,589
Norfolk Southern Corp. Note, 7.35%                                                   100,000        5/15/2007          113,481
Norfolk Southern Corp. Note, 9.00%                                                   100,000        3/01/2021          123,418
Ohio Power Co. Sr. Note, 6.75%                                                        50,000        7/01/2004           52,425
Progress Energy Inc. Sr. Note, 7.10%                                                 150,000        3/01/2011          163,936
Raytheon Co. Note, 8.20%                                                             150,000        3/01/2006          170,613
Rohm & Haas Co. Note, 9.65%                                                           75,000        6/01/2020           96,125
Safeway Inc. Note, 3.625%                                                            175,000       11/05/2003          175,432
Safeway Inc. Note, 7.50%                                                             150,000        9/15/2009          169,098
Sprint Capital Corp. Note, 7.625%                                             $      100,000        1/30/2011   $      107,638
TCI Communications Inc. Note, 7.875%                                                  75,000        2/15/2026           81,662
Telecom de Puerto Rico Inc. Sr. Note, 6.65%                                          225,000        5/15/2006          244,013
Thomson Corp. Note, 5.75%                                                            125,000        2/01/2008          135,300
Time Warner Entertainment Company LP Note, 8.375%                                    250,000        3/15/2023          287,802
Time Warner Inc. Note, 9.15%                                                         125,000        2/01/2023          145,380
Unilever Capital Corp. Global Note, 7.125%                                            75,000       11/01/2010           86,302
Union Pacific Corp. Note, 6.65%                                                      125,000        1/15/2011          136,982
United Technologies Corp. Note, 7.125%                                               200,000       11/15/2010          228,096
UnitedHealth Group Inc. Note, 7.50%                                                  125,000       11/15/2005          139,235
Valero Energy Corp. Note, 7.375%                                                     100,000        3/15/2006          109,955
Verizon New Jersey Inc. Note, 5.875%                                                 125,000        1/17/2012          130,724
Viacom Inc. Global Note, 7.70%                                                        75,000        7/30/2010           88,076
Vodafone AirTouch PLC Note, 7.75%                                                    125,000        2/15/2010          146,385
Walt Disney Co. Note, 6.75%                                                          200,000        3/30/2006          218,608
Weyerhaeuser Co. Note, 6.00%                                                         225,000        8/01/2006          241,980
                                                                                                                --------------
                                                                                                                     7,959,877
                                                                                                                --------------
TOTAL FIXED INCOME SECURITIES
  (COST $56,664,831)                                                                                                56,461,257
                                                                                                                --------------

SHORT-TERM INVESTMENTS 14.3%
  State Street Navigator Securities Lending Prime Portfolio                                                          8,206,204
                                                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $8,206,204)                                                                                                  8,206,204
                                                                                                                --------------

COMMERCIAL PAPER 31.4%
AIG Funding Inc., 1.01%                                                            2,600,000        8/13/2003        2,599,125
American Express Credit Corp., 1.01%                                               1,030,000        8/18/2003        1,029,509
American Express Credit Corp., 1.01%                                               1,637,000        9/04/2003        1,635,438
Caterpillar Financial Services Corp., 1.01%                                        1,481,000        8/06/2003        1,480,792
Citicorp, 1.02%                                                                    2,000,000        8/18/2003        1,999,037
E.I. Du Pont De Nemours & Co., 1.00%                                               2,509,000       10/02/2003        2,504,679
General Electric Capital Corp., 0.96%                                                448,000        8/01/2003          448,000
General Electric Capital Corp., 0.91%                                                412,000        8/01/2003          412,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Investment Portfolio (cont'd)                          July 31, 2003 (Unaudited)

                                                                                PRINCIPAL           MATURITY        VALUE
                                                                                  AMOUNT              DATE         (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.02%                                         $      371,000        8/11/2003   $      370,895
General Electric Capital Corp., 1.03%                                                294,000        9/15/2003          293,621
General Electric Capital Corp., 1.04%                                                525,000       10/09/2003          523,954
Goldman Sachs Group LP, 1.02%                                                      1,630,000       11/12/2003        1,625,243
J.P. Morgan Chase & Co. Note, 1.01%                                                2,000,000       10/09/2003        1,996,128
Merck & Co. Inc., 1.05%                                                              150,000        8/06/2003          149,978
Merck & Co. Inc., 1.04%                                                            1,036,000        8/08/2003        1,035,791
                                                                                                                --------------

TOTAL COMMERCIAL PAPER
  (COST $18,104,190)                                                                                                18,104,190
                                                                                                                --------------

TOTAL INVESTMENTS - (COST $82,975,225) 143.8%                                                                       82,771,651
OTHER ASSETS, LESS LIABILITIES - (43.8%)                                                                           (25,217,692)
                                                                                                                --------------
NET ASSETS - 100.0%                                                                                             $   57,553,959
                                                                                                                ==============

FEDERAL INCOME TAX INFORMATION:
At July 31, 2003, the net unrealized depreciation of investments based on cost for Federal income tax purposes of $82,982,533 was as follows:
Aggregate gross unrealized appreciation for all investments in which there
  is an excess of value over tax cost                                                                           $    1,002,994
Aggregate gross unrealized depreciation for all investments in which there
  is an excess of tax cost over value                                                                               (1,213,876)
                                                                                                                --------------
                                                                                                                $     (210,882)
                                                                                                                ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Investment Portfolio (cont'd)                          July 31, 2003 (Unaudited)

TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized.

+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at July 31, 2003 were $2,442,911 and $2,606,888 (4.53% of net assets), respectively.

Futures contracts open at July 31, 2003 are as follows:

                                           NUMBER OF       NOTIONAL          EXPIRATION        UNREALIZED APPRECIATION
                  TYPE                     CONTRACTS         COST               MONTH              (DEPRECIATION)
     -----------------------------------------------------------------------------------------------------------------
     2-Year U.S. Treasury Notes Long         10          $  2,000,000      September 2003            $  (13,329)
     5-Year U.S. Treasury Notes Short       (28)           (2,800,000)     September 2003               117,548
     10-Year U.S. Treasury Notes Short       (5)             (500,000)     September 2003                39,158
                                                                                                     ----------
                                                                                                     $  143,377
                                                                                                     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATE STREET RESEARCH INSTITUTIONAL
CORE PLUS FIXED INCOME FUND

Investment Portfolio                                   July 31, 2003 (Unaudited)

                                                                                PRINCIPAL           MATURITY        VALUE
                                                                                  AMOUNT              DATE         (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 97.9%
U.S. TREASURY 10.9%
U.S. Treasury Bond, 7.25%                                                     $      450,000        5/15/2016   $      547,066
U.S. Treasury Bond, 8.875%                                                           475,000        2/15/2019          661,512
U.S. Treasury Bond, 6.25%                                                            450,000        8/15/2023          494,086
U.S. Treasury Bond, 5.25%                                                          1,325,000       11/15/2028        1,278,159
U.S. Treasury Bond, 6.25%                                                            775,000        5/15/2030          857,162
U.S. Treasury Note, 7.00%                                                          1,250,000        7/15/2006        1,414,502
U.S. Treasury Note, 5.00%*                                                           150,000        8/15/2011          157,600
U.S. Treasury Note, 5.625%                                                           100,000        5/15/2008          110,887
U.S. Treasury STRIPS, 0.00%                                                          525,000        8/15/2025          145,130
                                                                                                                --------------
                                                                                                                     5,666,104
                                                                                                                --------------

U.S. AGENCY MORTGAGE 34.8%
Federal Home Loan Mortgage Corp., 9.00%                                                6,983       12/01/2009            7,565
Federal National Mortgage Association, 9.50%                                              37       10/01/2003               37
Federal National Mortgage Association, 8.00%                                           7,602        4/01/2008            8,134
Federal National Mortgage Association, 7.75%                                           8,379        5/01/2008            9,083
Federal National Mortgage Association, 8.00%                                           6,869        6/01/2008            7,424
Federal National Mortgage Association, 8.25%                                           4,158        7/01/2008            4,440
Federal National Mortgage Association, 8.50%                                          16,739        2/01/2009           18,127
Federal National Mortgage Association, 7.00%                                          17,371       10/01/2015           18,359
Federal National Mortgage Association, 6.00%                                         202,160        5/01/2016          209,133
Federal National Mortgage Association, 7.00%                                         573,112        1/01/2017          609,421
Federal National Mortgage Association, 7.00%                                          52,278        2/01/2030           54,732
Federal National Mortgage Association, 7.50%                                          45,308        6/01/2031           48,002
Federal National Mortgage Association, 7.00%                                         834,276        4/01/2032          872,858
Federal National Mortgage Association, 6.50%                                         410,128        7/01/2032          422,057
Federal National Mortgage Association, TBA 5.50%                                     525,000        9/15/2033          516,138
Federal National Mortgage Association, TBA 5.50%                                   2,575,000        8/13/2033        2,542,014
Federal National Mortgage Association, TBA 5.00%                                   2,850,000        8/13/2033        2,784,723
Federal National Mortgage Association, TBA 4.50%                                     550,000        8/18/2018          535,392
Federal National Mortgage Association TBA, 7.00%                                   1,050,000        8/13/2033        1,100,531
Federal National Mortgage Association TBA, 6.50%                                   2,050,000        8/13/2033        2,109,573
Federal National Mortgage Association, TBA, 6.00%                                  3,900,000        8/13/2033        3,968,485
Federal National Mortgage Association, TBA, 5.50%                             $    1,100,000        8/18/2018   $    1,120,625
Government National Mortgage Association, 6.50%                                       16,784        2/15/2009           17,772
Government National Mortgage Association, 6.50%                                       34,154        5/15/2009           36,142
Government National Mortgage Association, 7.50%                                       17,753        6/15/2009           19,091
Government National Mortgage Association, 6.50%                                        9,445        6/15/2009            9,998
Government National Mortgage Association, 7.50%                                       19,084       12/15/2009           20,643
Government National Mortgage Association, 7.50%                                       57,985       12/15/2014           62,571
Government National Mortgage Association, 7.00%                                       37,745        1/15/2025           39,855
Government National Mortgage Association, 7.00%                                       43,605       10/15/2025           45,940
Government National Mortgage Association, 7.00%                                       85,671        5/15/2027           90,018
Government National Mortgage Association, 7.00%                                       84,931        6/15/2028           89,208
Government National Mortgage Association, 7.00%                                      128,361       11/15/2028          134,840
Government National Mortgage Association, 6.50%                                       54,568       11/15/2028          160,089
Government National Mortgage Association, 7.50%                                      117,139       12/15/2028          124,655
Government National Mortgage Association, 6.50%                                      235,117        9/15/2029          243,415
                                                                                                                --------------
                                                                                                                    18,061,090
                                                                                                                --------------

FINANCE/MORTGAGE 26.7%
Banc of America Commercial Mortgage Inc. 2000-1 Cl. E, 7.75%                         300,000       11/15/2031          340,028
Bank America Corp. Sub. Note, 7.40%                                                  175,000        1/15/2011          201,732
Bear Stearns Commercial Mortgage Securities Inc. 2001 Cl. A, 6.08%                   462,081        2/15/2035          499,203
Beazer Homes USA Inc. Sr. Note, 8.375%                                               150,000        4/15/2012          159,750
Centex Home Equity Loan Trust Note, 2003 B Class M3, 1.00%                           100,000        6/25/2033          100,312
Chase Commercial Mortgage Securities Corp. 1998-2 Cl. A, 6.025%                       51,587       11/18/2030           55,143
Chase Manhattan Auto Owner Trust Note 2002-A, 4.17%                                  300,000        9/15/2008          308,245
CIT Group Holdings Inc., Global Senior Note, 4.125%                                  150,000        2/21/2006          153,797
Citibank Credit Card Master Trust Note Cl. A, 5.50%                                   50,000        2/15/2006           51,137

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Investment Portfolio (cont'd)                          July 31, 2003 (Unaudited)

                                                                                PRINCIPAL           MATURITY        VALUE
                                                                                  AMOUNT              DATE         (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc., Sub Note, 7.25%                                               $      300,000       10/01/2010   $      342,598
Commercial Mortgage Acceptance Corp. Note 1998-C1 Cl. F, 6.23%+                      400,000        7/15/2031          332,637
Community Program Loan Trust Note-1987-A4, 4.50%                                      40,308       10/01/2018           39,697
Countrywide Asset-Backed Note, 2.85%                                                 100,000        6/25/2033          100,000
Countrywide Home Loan Inc. Note, 5.50%                                               100,000        8/01/2006          107,294
Countrywide Home Loan Inc. Note, 6.25%                                                75,000        4/15/2009           82,452
Credit Suisse First Boston USA Note, 5.75%                                           125,000        4/15/2007          134,860
Delta Air Lines Inc. Note, 6.42%                                                     325,000        7/02/2012          333,702
EOP Operating LP Note, 6.80%                                                         250,000        1/15/2009          278,256
Equity Residential Properties LP Note, 7.25%                                         100,000        6/15/2005          108,171
ERAC USA Finance Co. Note, 6.95%+                                                    125,000        3/01/2004          128,601
ERAC USA Finance Co. Note, 6.625%+                                                    75,000        5/15/2006           81,303
ERAC USA Finance Co. Note, 7.35%+                                                    100,000        6/15/2008          112,648
ERP Operating LP Note, 6.63%                                                         200,000        4/13/2005          212,765
First National Bank Note, 7.375%                                                      75,000        9/15/2006           84,338
First Union-Lehman Brothers Bank Note 1997-C2 Cl. A2, 6.60%                           41,330       11/18/2029           42,693
Fleet Commercial Loan Master LLC Note 2001 Cl. C1, 2.74%+                            200,000        8/16/2003          199,125
Ford Motor Credit Co. Note, 6.875%                                                   350,000        2/01/2006          367,539
Ford Motor Credit Co. Note, 7.375%                                                   250,000       10/28/2009          255,160
General Electric Business Loan Trust Note, 2.41%+                                     99,569        4/15/2031           99,569
General Electric Capital Corp. Global Note, 6.125%                                   300,000        2/22/2011          322,753
General Electric Capital Corp. Note, 5.875%                                          175,000        2/15/2012          183,386
General Motors Acceptance Corp. Note, 8.00%                                           50,000       11/01/2031           46,134
General Motors Acceptance Corp. Note, 6.125%                                         250,000        2/01/2007          258,115
GGP Mall Properties Trust Note, 5.56%                                                194,222        8/14/2003          206,972
Goldman Sachs Group Inc. Bond Note, 6.875%                                           275,000        1/15/2011          306,525
Household Finance Corp. Note, 6.375%                                                 100,000       10/15/2011          106,847
Household Finance Corp. Note, 6.375%                                                 325,000       11/27/2012          345,242
International Lease Finance Corp. Note, 5.75%                                 $      200,000        2/15/2007   $      213,496
Istar Financial Inc. Note, 7.00%                                                      50,000        3/15/2008           52,116
J.P. Morgan Chase & Co. Note, 6.75%                                                  225,000        2/01/2011          245,927
J.P. Morgan Commercial Mortgage Finance Corp. Note 1997-C5 Cl. C, 7.24%              125,000        9/15/2029          140,876
J.P. Morgan Commercial Mortgage Finance Corp. Note 1997-C5 Cl. D, 7.35%              100,000        9/15/2029          109,686
J.P. Morgan Commercial Mortgage Finance Corp. Note 1999-C7 Cl. B, 6.66%              100,000        7/01/2003          110,814
John Hancock Global Funding II Note, 7.90%+                                          225,000        7/02/2010          264,148
JP Morgan Commercial Mortgage Finance Corp. Note 1999-C7 Cl. A1, 6.18%               188,461       10/15/2035          202,493
LB-UBS Commercial Mortgage Trust 2001-WM Cl. A1, 6.16%+                              164,145        7/14/2016          175,451
Lehman Brothers Holdings Inc. Note, 6.25%                                            125,000        5/15/2006          136,807
Long Beach Asset Holdings Corp. Note 2001-3 Cl. A, 8.35%+                                429        3/25/2032              429
MBNA Corp. Note, 5.625%                                                              250,000       11/30/2007          260,513
MBNA Credit Card Master Trust Note 2001 Cl. C, 6.55%                                 300,000       12/15/2008          319,989
Merrill Lynch & Co. Inc. Note, 4.00%                                                  75,000       11/15/2007           75,074
Merrill Lynch & Co. Inc. Note, 3.70%                                                 125,000        4/21/2008          123,992
Morgan Stanley & Co. Inc. Note, 4.25%                                                225,000        5/15/2010          219,116
Morgan Stanley Capital I Inc. Note, 7.22%+                                           247,639        7/15/2029          273,067
Morgan Stanley Dean Witter Capital Inc. Note 2001 Cl. B, 6.81%                       200,000        2/15/2033          222,236
Morgan Stanley Dean Witter Capital Inc. Note 2001 Cl. C, 7.00%                       100,000        2/15/2033          111,561
NationsLink Funding Corp. Note 1998 Cl. A2, 6.47%                                    175,000        8/20/2030          192,949
NationsLink Funding Corp. Note 1998 Cl. B, 6.795%                                     75,000        8/20/2030           83,159
NationsLink Funding Corp. Note 1998 Cl. E, 7.11%                                     250,000        8/20/2030          266,624
NationsLink Funding Corp. Note 1999 Cl. D, 7.67%                                      50,000        7/01/2003           56,185
Option One Mortgage Loan Trust Corp. Note, 2.67%                                      75,000        8/25/2033           75,164

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Investment Portfolio (cont'd)                          July 31, 2003 (Unaudited)

                                                                                PRINCIPAL           MATURITY        VALUE
                                                                                  AMOUNT              DATE         (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust Corp. Note, 2.80%                              $      100,000        4/25/2033   $      100,490
Option One Mortgage Loan Trust Corp. Note, 2.75%                                     100,000        7/25/2033          100,000
PECO Energy Transition Trust Note 2000-A Cl. A4, 7.65%                               200,000        3/01/2010          231,590
Safeco Capital Trust Note, 8.07%                                                     125,000        7/15/2037          132,774
Salomon Brothers Commercial Mortgage Trust Note 2001-C1 Cl. A2, 6.23%                375,000       12/18/2035          407,417
Simon Property Group LP Global Note, 7.375%                                          200,000        1/20/2006          221,364
Structured Asset Investment Loan Trust Note, 3.05%                                   200,000        4/25/2033          200,089
Structured Asset Securities Corp. Note, 1.42%                                        318,908        7/25/2032          318,737
Systems 2001 Asset Trust LLC. Note, 6.66%                                            221,273        9/15/2013          247,574
Union Planters Bank Note, 5.125%                                                      75,000        6/15/2007           78,488
Vornado Realty Trust Sr. Note, 5.625%                                                200,000        6/15/2007          208,089
Washington Mutual Inc. Note, 3.42%                                                   275,000        5/25/2033          261,842
Washington Mutual Inc. Note, 3.695%                                                  275,000        6/25/2033          261,390
Washinton Mutual Inc. Note, 4.26%                                                    100,000        8/25/2033          101,607
                                                                                                                --------------
                                                                                                                    13,892,052
                                                                                                                --------------

FOREIGN 0.5%
Pemex Project Funding Master Trust Note, 7.375%                                       75,000       12/15/2014           77,438
Petroleos Mexicanos Note, 6.50%                                                      100,000        2/01/2005          104,750
Petronas Capital Ltd. Note, 7.00%+                                                    75,000        5/22/2012           82,316
                                                                                                                --------------
                                                                                                                       264,504
                                                                                                                --------------

FOREIGN GOVERNMENT 3.3%
Republic of Brazil, 8.00%                                                            123,141        4/15/2014          106,825
Republic of Bulgaria, 2.19%++                                                        190,000        7/28/2011          180,500
Republic of Bulgaria, 8.25%                                                           75,000        1/15/2015           83,250
Republic of Chile, 5.625%                                                            225,000        7/23/2007          238,275
Republic of Colombia, 10.00%                                                         100,000        1/23/2012          106,500
Republic of Peru, 5.00%                                                               96,000        3/07/2017           82,080
Republic of Philippines, 8.375%                                                       75,000        3/12/2009           77,625
Republic of South Africa, 9.125%                                                     175,000        5/19/2009          209,125
Republic of Turkey, 11.00%                                                            75,000        1/14/2013           77,250
Republic of Uruguay, 7.50%                                                           100,000        3/15/2015           73,500
Republic of Vietnam, 3.50%                                                            25,000        3/12/2028           16,359
Russian Federation, 5.00%                                                     $      125,000        3/31/2030   $      111,875
Ukraine Government Note, 7.65%++                                                     100,000        6/11/2013           97,000
United Mexican States, 6.375%                                                        175,000        1/16/2013          172,550
United Mexican States, 8.30%                                                          50,000        8/15/2031           52,125
                                                                                                                --------------
                                                                                                                     1,684,839
                                                                                                                --------------

CORPORATE 21.7%
ACE Securites Corp. Note 1999 Cl. B2, 2.29%                                           94,887        7/25/2003           93,980
Allied Waste North America Inc. Sr. Sub. Note, 10.00%                                125,000        8/01/2009          131,719
Amerisourcebergen Corp. Note, 7.25%                                                   50,000       11/15/2012           52,250
Ametek Inc. Sr. Note, 7.20%                                                          100,000        7/15/2008          106,625
Anchor Glass Container Corp. Note, 11.00%+                                            50,000        2/15/2013           53,875
AT&T Broadband Corp. Bond Note, 9.46%                                                275,000       11/15/2022          348,544
AT&T Wireless Services Inc. Note, 8.125%                                             100,000        5/01/2012          114,216
Autonation Inc. Sr. Note, 9.00%                                                       50,000        8/01/2008           55,000
Ball Corp. Note, 6.875%                                                               50,000       12/15/2012           50,000
Beckman Coulter Inc. Sr. Note, 7.45%                                                  50,000        3/04/2008           56,839
Boeing Co. Note, 8.75%                                                                75,000        8/15/2021           90,861
Bombardier Capital Inc. Note, 6.125%                                                 100,000        6/29/2006          103,000
Boston Edison Co. Note, 4.875%                                                       150,000       10/15/2012          147,253
Briggs & Stratton Corp. Sr. Note, 8.875%                                              50,000        3/15/2011           57,000
British Telecommunication PLC Note, 8.875%                                            75,000       12/15/2030           92,127
Case New Holland Inc. Note, 9.25%                                                     75,000        8/01/2011           73,966
Clear Channel Communications Inc. Sr. Note, 7.25%                                     50,000        9/15/2003           50,308
Conoco Funding Co. Note, 7.25%                                                        75,000       10/15/2031           84,332
Continental Airlines Inc. Note, 7.71%                                                156,644       10/02/2022          150,616
Cox Communications Inc. Note, 7.75%                                                   50,000        8/15/2006           56,610
Crown European Holdings Note, 9.50% +                                                 50,000        3/01/2011           52,000
D. R. Horton Inc. Sr. Note, 8.50%                                                    200,000        4/15/2012          218,000
DaimlerChrysler Holdings Corp. Note, 8.50%                                           125,000        1/18/2031          136,499
Dana Corp. Sr. Note, 9.00%                                                           100,000        8/15/2011          107,000
Dean Foods Co. Sr. Note, 8.15%                                                       175,000        8/01/2007          185,500
Deutsche Telekom BV Global Note, 9.25%                                               100,000        6/01/2032          125,621
Deutsche Telekom International Global Note, 5.25%                                     75,000        7/22/2013           71,811

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Investment Portfolio (cont'd)                          July 31, 2003 (Unaudited)

                                                                                PRINCIPAL           MATURITY        VALUE
                                                                                  AMOUNT              DATE         (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp. Bond Note, 7.95%                                           $      100,000        4/15/2032   $      115,257
Dillard's Inc. Note, 6.875%                                                           75,000        6/01/2005           73,875
Dominion Resources Inc. Sr. Note, 7.625%                                              75,000        7/15/2005           82,244
Dominion Resources Inc. Sr. Note, 8.125%                                             100,000        6/15/2010          117,142
DTE Energy Co. Note, 6.00%                                                           100,000        6/01/2004          103,249
DTE Energy Co. Note, 6.45%                                                            75,000        6/01/2006           81,901
Eircom Funding Note, 8.25%                                                            25,000        8/15/2013           25,469
El Paso Production Holding Co. Note, 7.75%+                                           75,000        6/01/2013           68,813
Entergy Gulf States Inc. Note, 3.60%+                                                125,000        6/01/2008          119,844
Equistar Chemicals LP Note, 10.125%                                                  100,000        9/01/2008           99,000
Exelon Corp. Sr. Note, 6.75%                                                         125,000        5/01/2011          137,637
Federated Department Stores Inc. Note, 7.00%                                         100,000        2/15/2028          102,852
Flextronics International Ltd. Note, 9.875%                                          100,000        7/01/2010          114,000
FMC Corp. Note, 10.25%                                                                75,000       11/01/2009           83,625
France Telecom Note, 10.00%                                                          125,000        3/01/2031          155,641
General Electric Co. Note, 5.00%                                                     275,000        2/01/2013          269,087
General Motors Corp. Note, 8.25%                                                     200,000        7/15/2023          189,527
Georgia Power Co. Note, 4.875%                                                       100,000        7/15/2007          104,555
Hewlett Packard Co. Note, 3.625%                                                     225,000        3/15/2008          223,154
Houghton Mifflin Co. Note, 8.25%                                                      25,000        2/01/2011           25,438
Indiana Michigan Power Co. Note, 6.125%                                              100,000       12/15/2006          108,944
International Paper Co. Note, 5.85%                                                  125,000       10/30/2012          128,032
ISP Chemco Inc. Sr. Sub Note, 10.25%                                                  75,000        7/01/2011           84,375
J C Penney Co., Inc. Note, 8.00%                                                      75,000        3/01/2010           76,125
John Q Hammons LP. Note, 8.875%                                                      125,000        5/15/2012          130,937
Kroger Co. Sr. Note, 8.00%                                                            75,000        9/15/2029           85,013
Kroger Co. Note, 8.05%                                                                25,000        2/01/2010           28,819
Kroger Co. Sr. Note B, 7.25%                                                          75,000        6/01/2009           83,540
L3 Communications Corp. Note, 7.625%                                                 100,000        6/15/2012          105,000
Lamar Media Corp. Note, 7.25%+                                                        75,000        1/01/2013           76,500
Luscar Coal Ltd. Sr. Note, 9.75%                                                     100,000       10/15/2011          113,000
Lyondell Chemical Co. Sr. Note Series A, 9.625%                                       75,000        5/01/2007           72,563
MDP Acquisitions PLC Note, 9.625%                                                    125,000       10/01/2012          131,875
MGM Grand Inc. Sr. Sub. Note, 9.75%                                                  100,000        6/01/2007          109,500
Millennium America Inc. Sr. Note, 9.25%                                               50,000        6/15/2008           51,250
News America Inc. Sr. Note, 6.625%                                            $      250,000        1/09/2008   $      276,210
Norfolk Southern Corp. Note, 6.00%                                                   200,000        4/30/2008          215,345
Ohio Power Co. Sr. Note, 6.75%                                                        50,000        7/01/2004           52,425
Owens Brockway Glass Container Inc. Note, 7.75%+                                      25,000        5/15/2011           25,250
Perkinelmer Inc. Note, 8.875%+                                                        50,000        1/15/2013           54,500
Plains All American Pipeline Note, 7.75%                                              50,000       10/15/2012           54,875
Premcor Refining Group Inc. Note, 9.25%                                               50,000        2/01/2010           53,500
Progress Energy Inc. Sr. Note, 7.10%                                                 150,000        3/01/2011          163,936
Raytheon Co. Note, 8.20%                                                              75,000        3/01/2006           85,307
Rhodia Note, 7.625%+                                                                  50,000        6/01/2010           48,750
Safeway Inc. Note, 7.50%                                                             100,000        9/15/2009          112,732
Saks Inc. Note, 8.25%                                                                100,000       11/15/2008          103,500
Seagate Technology Inc. Note, 8.00%                                                  200,000        5/15/2009          216,000
Senior Housing Properties Trust Sr. Note, 8.625%                                      25,000        1/15/2012           26,375
Sprint Capital Corp. Global Note, 7.625%                                              50,000        1/30/2011           53,819
Sprint Capital Corp. Note, 7.125%                                                     75,000        1/30/2006           80,988
TCI Communications Inc. Note, 7.875%                                                  75,000        2/15/2026           81,662
Telecom de Puerto Rico Inc. Sr. Note, 6.65%                                          200,000        5/15/2006          216,900
Telus Corp. Note, 7.50%                                                               75,000        6/01/2007           82,012
Tenet Healthcare Corp. Sr. Note, 6.375%                                              100,000       12/01/2011           90,750
Terex Corp. Sr. Sub. Note, 9.25%                                                      25,000        7/15/2011           26,375
Thomson Corp. Sr. Note, 5.75%                                                        175,000        2/01/2008          189,419
Time Warner Enterprise Co. Note, 8.375%                                              225,000        3/15/2023          259,022
Time Warner Inc. Note, 9.15%                                                         100,000        2/01/2023          116,304
Trimas Corp. Note, 9.875%+                                                            75,000        6/15/2012           76,125
TRW Automotive Inc. Note, 9.375%+                                                    125,000        2/15/2013          136,250
Tyco International Group SA Note, 6.375%                                             125,000        2/15/2006          128,750
Unilever Capital Corp. Global Note, 7.125%                                           250,000       11/01/2010          287,672
Union Pacific Corp. Note, 7.60%                                                      150,000        5/01/2005          163,706
Unisys Corp. Note, 6.875%                                                            125,000        3/15/2010          125,625
United Technologies Corp. Note, 7.125%                                                75,000       11/15/2010           85,536
Valero Energy Corp. Note, 7.375%                                                     100,000        3/15/2006          109,954
Verizon Global Funding Corp. Note, 6.125%                                            125,000        6/15/2007          136,554
Viacom Inc. Global Note, 7.70%                                                        75,000        7/30/2010           88,076

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Investment Portfolio (cont'd)                          July 31, 2003 (Unaudited)

                                                                                PRINCIPAL           MATURITY        VALUE
                                                                                  AMOUNT              DATE         (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------
Vivendi Universal Inc. Note, 6.25%                                            $      125,000        7/15/2008   $      122,031
Vodafone Airtouch PLC Note, 7.75%                                                    100,000        2/15/2010          117,108
Walt Disney Co. Global Note, 6.75%                                                   175,000        3/30/2006          191,282
Weyerhaeuser Co. Note, 6.00%                                                         175,000        8/01/2006          188,206
XTO Energy Inc. Sr. Note, 7.50%                                                      100,000        4/15/2012          108,000
                                                                                                                --------------
                                                                                                                    11,294,166
                                                                                                                --------------
TOTAL FIXED INCOME SECURITIES
  (COST $50,688,379)                                                                                                50,862,755
                                                                                                                --------------

SHORT-TERM INVESTMENTS 11.2%
State Street Navigator Securities Lending Prime Portfolio,                                                      $    5,850,014
                                                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,850,014)                                                                       5,850,014
                                                                                                                --------------

COMMERCIAL PAPER 30.2%
AIG Funding Inc., 1.01%                                                            1,478,000        8/13/2003        1,477,503
American Express Credit Corp., 1.01%                                                 719,000        8/13/2003          718,758
American Express Credit Corp., 1.01%                                                 685,000        8/18/2003          684,673
Caterpillar Financial Services Corp., 1.03%                                        2,000,000        8/14/2003        1,999,256
Caterpillar Financial Services Corp., 1.02%                                          500,000        8/18/2003          499,759
Citicorp., 1.02%                                                                   2,200,000        8/18/2003        2,198,940
E.I. Du Pont De Nemours & Co., 1.00%                                               2,000,000       10/02/2003        1,996,556
General Electric Capital Corp., 0.91%                                         $    1,060,000        8/01/2003   $    1,060,000
General Electric Capital Corp., 1.02%                                                569,000        8/18/2003          568,726
Goldman Sachs Group Inc., 1.23%                                                    1,969,000        8/18/2003        1,967,856
Merck & Company. Inc., 1.05%                                                         500,000        8/06/2003          499,927
Merck & Company. Inc., 0.91%                                                       1,457,000        8/06/2003        1,456,816
Wells Fargo & Company, 1.07%                                                         569,000        8/13/2003          568,797
                                                                                                                --------------

TOTAL COMMERCIAL PAPER (COST $15,697,567)                                                                           15,697,567
                                                                                                                --------------

TOTAL INVESTMENTS (COST $72,235,960) - 139.3%                                                                       72,410,336
OTHER ASSETS, LESS LIABILITIES - (39.3%)                                                                           (20,432,203)
                                                                                                                --------------

NET ASSETS - 100.0%                                                                                             $   51,978,133
                                                                                                                ==============

FEDERAL INCOME TAX INFORMATION:
At July 31, 2003, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $72,243,471 was as follows:
Aggregate gross unrealized appreciation for all investments in which there
  is an excess of value over tax cost                                                                           $    1,218,039
Aggregate gross unrealized depreciation for all investments in which there
  is an excess of tax cost over value                                                                               (1,051,174)
                                                                                                                --------------
                                                                                                                $      166,865
                                                                                                                ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Investment Portfolio (cont'd)                          July 31, 2003 (Unaudited)

TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized.

* A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2003.

++ Interest rates on these floating-rate bonds will reset annually or biannually based on the six month London Interbank Offered Rate (LIBOR) plus .8125%.

+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at July 31, 2003 were $2,433,794 and $2,486,638 (4.78% of net assets), respectively.

Futures contracts open at July 31, 2003 are as follows:

                                           NUMBER OF       NOTIONAL          EXPIRATION        UNREALIZED APPRECIATION
                  TYPE                     CONTRACTS         COST               MONTH              (DEPRECIATION)
     -----------------------------------------------------------------------------------------------------------------
     2-Year U.S. Treasury Notes Long          9          $ 1,800,000       September 2003            $ (14,621)
     5-Year U.S. Treasury Notes Short       (35)          (3,500,000)      September 2003              139,899
     10-Year U.S. Treasury Notes Short       (4)            (400,000)      September 2003               22,114
                                                                                                     ---------
                                                                                                     $ 147,392
                                                                                                     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATE STREET RESEARCH INSTITUTIONAL
LARGE CAP GROWTH FUND

Investment Portfolio                                   July 31, 2003 (Unaudited)

                                                                                                   VALUE
                                                                                      SHARES      (NOTE 1)
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS 97.4%
AUTOMOBILES & TRANSPORTATION 1.2%
AIR TRANSPORT 1.2%
Expeditors International Washington Inc.                                               3,500   $      117,495
Ryanair Holdings PLC ADR*                                                              2,200           94,358
                                                                                               --------------
TOTAL AUTOMOBILES & TRANSPORTATION                                                                    211,853
                                                                                               --------------

CONSUMER DISCRETIONARY 22.2%
CASINOS/GAMBLING, HOTEL/MOTEL 2.1%
International Game Technology Inc.                                                    14,824          377,271
                                                                                               --------------

COMMERCIAL SERVICES 4.7%
eBay Inc.*                                                                             1,400          150,080
Expedia Inc. Cl. A*                                                                    6,700          524,007
Interactive Corp. *                                                                    1,772           71,713
Manpower Inc.                                                                          3,281          125,006
                                                                                               --------------
                                                                                                      870,806
                                                                                               --------------

COMMUNICATIONS, MEDIA & ENTERTAINMENT 3.7%
Univision Communications Inc. Cl. A*                                                   9,004          280,925
Walt Disney Co.                                                                       17,800          390,176
                                                                                               --------------
                                                                                                      671,101
                                                                                               --------------

CONSUMER ELECTRONICS 1.0%
Yahoo!, Inc.*                                                                          6,115          190,360
                                                                                               --------------

CONSUMER PRODUCTS 1.7%
Avon Products Inc.                                                                     5,012          312,698
                                                                                               --------------

CONSUMER SERVICES 1.3%
Apollo Group Inc. Cl. A*                                                               2,600          168,376
Career Education Corp.*                                                                  900           75,060
                                                                                               --------------
                                                                                                      243,436
                                                                                               --------------

PRINTING & PUBLISHING 1.9%
News Corp. Ltd. ADR                                                                   11,300          343,633
                                                                                               --------------

RESTAURANTS 0.7%
Starbucks Corp.*                                                                       4,500          122,985
                                                                                               --------------

RETAIL 4.2%
Best Buy Company Inc.*                                                                 3,222   $      140,640
GAP Inc.                                                                               3,263           58,702
Lowes Companies Inc.                                                                   4,806          228,573
Wal-Mart Stores Inc.                                                                   6,142          343,399
                                                                                               --------------
                                                                                                      771,314
                                                                                               --------------

SHOES 0.5%
Nike Inc. Cl. B                                                                        1,600           82,784
                                                                                               --------------

TEXTILE APPAREL MANUFACTURERS 0.4%
Coach Inc.*                                                                            1,466           77,698
                                                                                               --------------
TOTAL CONSUMER DISCRETIONARY                                                                        4,064,086
                                                                                               --------------

CONSUMER STAPLES 6.6%
BEVERAGES 2.5%
Coca-Cola Co.                                                                          8,100          364,257
PepsiCo Inc.                                                                           1,990           91,679
                                                                                               --------------
                                                                                                      455,936
                                                                                               --------------

DRUG & GROCERY STORE CHAINS 0.7%
Whole Foods Market Inc.*                                                               2,541          129,530
                                                                                               --------------

HOUSEHOLD PRODUCTS 3.4%
Clorox Co.                                                                             3,437          149,132
Procter & Gamble Co.                                                                   5,467          480,385
                                                                                               --------------

                                                                                                      629,517
                                                                                               --------------
TOTAL CONSUMER STAPLES                                                                              1,214,983
                                                                                               --------------

FINANCIAL SERVICES 9.3%
BANKS & SAVINGS & LOAN 1.4%
Goldman Sachs Group Inc.                                                               3,000          261,420
                                                                                               --------------

INSURANCE 2.6%
American International Group Inc.                                                      4,062          260,780
XL Capital Ltd.                                                                        2,685          213,458
                                                                                               --------------
                                                                                                      474,238
                                                                                               --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Investment Portfolio (cont'd)                          July 31, 2003 (Unaudited)

                                                                                                   VALUE
                                                                                      SHARES      (NOTE 1)
-------------------------------------------------------------------------------------------------------------
MISCELLANEOUS FINANCIAL 5.3%
American Express Co.                                                                   6,829   $      301,637
Capital One Financial Corp.                                                            2,100          100,611
Citigroup Inc.                                                                         8,620          386,176
SLM Corp.                                                                              4,263          176,744
                                                                                               --------------
                                                                                                      965,168
                                                                                               --------------
TOTAL FINANCIAL SERVICES                                                                            1,700,826
                                                                                               --------------

HEALTHCARE 23.9%
DRUGS & BIOTECHNOLOGY 17.6%
Allergan Inc.                                                                          1,743          140,277
Altana AG ADR                                                                          1,851          114,299
Amgen Inc.*                                                                            5,767          401,268
Forest Laboratories Inc.*                                                              1,531           73,304
Genentech, Inc.*                                                                       2,600          209,950
Gilead Sciences, Inc.*                                                                 1,500          102,375
Johnson & Johnson Ltd.                                                                 7,850          406,552
Novartis AG ADR                                                                        6,536          252,224
Pfizer Inc.                                                                           26,815          894,548
Teva Pharmaceutical Industries Ltd. ADR                                                2,100          120,414
Wyeth Inc.                                                                            11,200          510,496
                                                                                               --------------
                                                                                                    3,225,707
                                                                                               --------------

HEALTHCARE SERVICES 3.1%
Anthem Inc.*                                                                           3,282          247,824
Caremark Rx Inc.*                                                                      4,038          101,031
Wellpoint Health Networks Inc. Cl. A*                                                  2,741          229,284
                                                                                               --------------
                                                                                                      578,139
                                                                                               --------------

HOSPITAL SUPPLY 3.2%
Guidant Corp.                                                                          4,400          207,768
Medtronic Inc.                                                                         7,385          380,328
                                                                                               --------------
                                                                                                      588,096
                                                                                               --------------
TOTAL HEALTHCARE                                                                                    4,391,942
                                                                                               --------------

MATERIALS & PROCESSING 1.0%
CHEMICALS 1.0%
Air Products & Chemicals Inc.                                                          3,828          177,925
                                                                                               --------------
TOTAL MATERIALS & PROCESSING                                                                          177,925
                                                                                               --------------

OTHER 2.8%
MULTI-SECTOR 2.8%
General Electric Co.                                                                  17,911          509,389
                                                                                               --------------
TOTAL OTHER                                                                                           509,389
                                                                                               --------------

OTHER ENERGY 3.2%
OIL & GAS PRODUCERS 1.6%
Apache Corp.                                                                           1,400   $       86,744
Burlington Resources Inc.                                                              2,418          111,639
Devon Energy Corp.                                                                     1,841           87,208
                                                                                               --------------
                                                                                                      285,591
                                                                                               --------------

OIL WELL EQUIPMENT & SERVICES 1.6%
BJ Services Co.*                                                                       2,947          100,935
Halliburton Co.                                                                        5,160          114,397
Nabors Industries Ltd*                                                                 2,208           79,047
                                                                                               --------------
                                                                                                      294,379
                                                                                               --------------

TOTAL OTHER ENERGY                                                                                    579,970
                                                                                               --------------

PRODUCER DURABLES 2.5%
PRODUCTION TECHNOLOGY EQUIPMENT 2.5%
Applied Materials Inc.*                                                               10,400          202,800
Novellus Systems Inc.*                                                                 3,495          125,156
Teradyne Inc.*                                                                         7,900          129,955
                                                                                               --------------
TOTAL PRODUCER DURABLES                                                                               457,911
                                                                                               --------------

TECHNOLOGY 23.4%
COMMUNICATIONS TECHNOLOGY 3.8%
Cisco Systems Inc.*                                                                   35,975          702,232
                                                                                               --------------

COMPUTER SOFTWARE 7.2%
Microsoft Corp.                                                                       41,332        1,091,165
SAP AG ADR                                                                             7,411          217,513
                                                                                               --------------
                                                                                                    1,308,678
                                                                                               --------------

COMPUTER TECHNOLOGY 4.0%
Dell Inc.*                                                                             9,727          327,605
EMC Corp.*                                                                            24,389          259,499
IBM Corp.                                                                              1,055           85,719
Nvidia Inc.*                                                                           3,500           66,920
                                                                                               --------------
                                                                                                      739,743
                                                                                               --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Investment Portfolio (cont'd)                          July 31, 2003 (Unaudited)

                                                                                                   VALUE
                                                                                      SHARES      (NOTE 1)
-------------------------------------------------------------------------------------------------------------
ELECTRONICS: SEMICONDUCTORS/COMPONENTS 8.4%
Broadcom Corp. Cl. A*                                                                  5,000   $      101,350
Intel Corp.                                                                           34,029          849,023
Linear Technology Corp.                                                                7,142          263,397
National Semiconductor Corp.*                                                          6,200          138,570
Texas Instruments Inc.                                                                10,100          190,587
                                                                                               --------------
                                                                                                    1,542,927
                                                                                               --------------

TOTAL TECHNOLOGY                                                                                    4,293,580
                                                                                               --------------

UTILITIES 1.4%
CABLE TELEVISION & RADIO 1.4%
Comcast Corp.*                                                                         8,770          256,961
                                                                                               --------------
TOTAL UTILITIES                                                                                       256,961
                                                                                               --------------
TOTAL COMMON STOCKS (COST $15,264,522)                                                             17,859,426
                                                                                               --------------

SHORT-TERM INVESTMENTS 4.0%
State Street Navigator Securities Lending Prime Portfolio                            733,144          733,144
                                                                                               --------------

                                                                                PRINCIPAL           MATURITY        VALUE
                                                                                  AMOUNT              DATE         (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 2.7%
Merck & Co. Inc. 1.05%                                                        $      500,000        8/06/2003   $      499,927
                                                                                                                --------------

TOTAL COMMERCIAL PAPER (COST $499,927)                                                                                 499,927
                                                                                                                --------------
TOTAL INVESTMENTS (COST $16,497,593)-104.1%                                                                     $   19,092,497
CASH AND OTHER ASSETS, LESS LIABILITIES-(4.1%)                                                                        (751,216)
                                                                                                                --------------
NET ASSETS-100.0%                                                                                               $   18,341,281
                                                                                                                ==============

FEDERAL INCOME TAX INFORMATION:
At July 31, 2003, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $16,589,453 was as follows:
Aggregate gross unrealized appreciation for all investments in which there
  is an excess of value over tax cost                                                                           $    2,582,670
Aggregate gross unrealized depreciation for all investments in which there
  is an excess of tax cost over value                                                                                  (79,626)
                                                                                                                --------------
                                                                                                                $    2,503,044
                                                                                                                ==============

----------
* NONINCOME-PRODUCING SECURITIES.
ADR STANDS FOR AMERICAN DEPOSITARY RECEIPT, REPRESENTING OWNERSHIP OF FOREIGN SECURITIES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATE STREET RESEARCH INSTITUTIONAL
LARGE CAP ANALYST FUND

Investment Portfolio                                   July 31, 2003 (Unaudited)

                                                                                                   VALUE
                                                                                      SHARES      (NOTE 1)
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS 98.8%
AUTOMOBILES & TRANSPORTATION 1.2%
AUTOMOTIVE PARTS 0.6%
Navistar International Corp.*                                                            860   $       33,557
                                                                                               --------------

MISCELLANEOUS TRANSPORTATION 0.6%
United Parcel Service Inc. Cl. B                                                         600           37,848
                                                                                               --------------
TOTAL AUTOMOBILES & TRANSPORTATION                                                                     71,405
                                                                                               --------------

CONSUMER DISCRETIONARY 14.1%
CASINOS/GAMBLING, HOTEL/MOTEL 1.0%
International Game Technology Inc.                                                     2,520           64,134
                                                                                               --------------

COMMERCIAL SERVICES 2.8%
Cendant Corp.*                                                                         2,700           48,465
Interactive Corp. *                                                                    3,060          123,838
                                                                                               --------------
                                                                                                      172,303
                                                                                               --------------

COMMUNICATIONS, MEDIA & ENTERTAINMENT 2.5%
Univision Communications Inc. Cl. A*                                                   1,700           53,040
Walt Disney Co.                                                                        4,510           98,859
                                                                                               --------------
                                                                                                      151,899
                                                                                               --------------

CONSUMER PRODUCTS 0.6%
Avon Products Inc.                                                                       550           34,315
                                                                                               --------------

LEISURE TIME 0.7%
Carnival Corp.                                                                         1,200           41,172
                                                                                               --------------

PRINTING & PUBLISHING 0.5%
News Corp. Ltd. ADR                                                                    1,100           33,451
                                                                                               --------------

RESTAURANTS 0.8%
Starbucks Corp.*                                                                       1,760           48,101
                                                                                               --------------

RETAIL 4.7%
Bed Bath & Beyond Inc.*                                                                  780           30,178
GAP Inc.                                                                               1,720           30,943
Home Depot Inc.                                                                        1,320           41,184
Lowes Companies Inc.                                                                     600           28,536
Talbots Inc.                                                                             900           29,691
Target Corp.                                                                             860   $       32,955
Wal-Mart Stores Inc.                                                                   1,710           95,606
                                                                                               --------------
                                                                                                      289,093
                                                                                               --------------

SHOES 0.5%
Nike Inc. Cl. B                                                                          600   $       31,044
                                                                                               --------------
TOTAL CONSUMER DISCRETIONARY                                                                          865,512
                                                                                               --------------

CONSUMER STAPLES 6.7%
BEVERAGES 3.3%
Coca-Cola Co.                                                                          1,290           58,011
Coca-Cola Enterprises Inc.                                                             1,590           27,110
Pepsi Bottling Group Inc.                                                              1,830           40,223
PepsiCo Inc.                                                                           1,700           78,319
                                                                                               --------------
                                                                                                      203,663
                                                                                               --------------

HOUSEHOLD PRODUCTS 2.7%
Clorox Co.                                                                               900           39,051
Dial Corp.                                                                             1,620           31,720
Procter & Gamble Co.                                                                   1,050           92,263
                                                                                               --------------
                                                                                                      163,034
                                                                                               --------------

TOBACCO 0.7%
Altria Group Inc.                                                                      1,080           43,211
                                                                                               --------------
TOTAL CONSUMER STAPLES                                                                                409,908
                                                                                               --------------

FINANCIAL SERVICES 21.9%
BANKS & SAVINGS & LOAN 6.7%
Bank of America Corp.                                                                  1,000           82,570
Bank of New York Co., Inc.                                                             1,200           36,144
Bank One Corp.                                                                           800           31,648
Fifth Third Bancorp.                                                                     910           50,059
J.P. Morgan Chase & Co.                                                                1,440           50,472
US Bancorp.                                                                            1,300           31,876
Wachovia Corp.                                                                         1,100           48,059
Wells Fargo & Co.                                                                      1,660           83,880
                                                                                               --------------
                                                                                                      414,708
                                                                                               --------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 1.0%
First Data Corp.                                                                       1,680           63,437
                                                                                               --------------

INSURANCE 4.2%
American International Group Inc.                                                      1,300           83,460
Hartford Financial Services Group Inc.                                                 1,600           83,504
Travelers Property Casualty Corp. Cl. B                                                2,237           36,105
XL Capital Ltd.                                                                          670           53,265
                                                                                               --------------
                                                                                                      256,334
                                                                                               --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Investment Portfolio (cont'd)                          July 31, 2003 (Unaudited)

                                                                                                   VALUE
                                                                                      SHARES      (NOTE 1)
-------------------------------------------------------------------------------------------------------------
MISCELLANEOUS FINANCIAL 9.5%
American Express Co.                                                                   2,000   $       88,340
Citigroup Inc.                                                                         4,410          197,568
Federal Home Loan Mortgage Corp.                                                         800           39,080
Federal National Mortgage Assoc.                                                         800           51,232
MBNA Corp.                                                                             1,480           32,989
Morgan Stanley Dean Witter Inc.                                                        2,390          113,382
Willis Group Holdings Ltd.                                                             1,930           58,093
                                                                                               --------------
                                                                                                      580,684
                                                                                               --------------

SECURITIES BROKERAGE & SERVICES 0.5%
Lehman Brothers Holdings Inc.                                                            460           29,104
                                                                                               --------------
TOTAL FINANCIAL SERVICES                                                                            1,344,267
                                                                                               --------------

HEALTHCARE 14.9%
DRUGS & BIOTECHNOLOGY 11.0%
Altana AG ADR                                                                            580           35,815
Amgen Inc.*                                                                              950           66,101
AstraZeneca PLC ADR                                                                    1,050           42,231
Biogen Inc.*                                                                             690           26,510
Forest Laboratories Inc.*                                                                880           42,134
Genentech, Inc.*                                                                         430           34,723
Johnson & Johnson Ltd.                                                                   580           30,038
Mylan Laboratories Inc.                                                                1,280           43,226
Novartis AG ADR                                                                        2,250           86,827
Pfizer Inc.                                                                            3,310          110,422
Teva Pharmaceutical Industries Ltd. ADR                                                  660           37,844
Wyeth Inc.                                                                             2,680          122,154
                                                                                               --------------
                                                                                                      678,025
                                                                                               --------------

HEALTHCARE FACILITIES 0.5%
HCA Inc.                                                                                 940           33,135
                                                                                               --------------

HEALTHCARE SERVICES 1.3%
Anthem Inc.*                                                                             680   $       51,347
Wellpoint Health Networks Inc. Cl. A*                                                    340           28,441
                                                                                               --------------
                                                                                                       79,788
                                                                                               --------------

HOSPITAL SUPPLY 2.1%
Guidant Corp.                                                                          1,190           56,192
Medtronic Inc.                                                                           740           38,110
St. Jude Medical Inc.*                                                                   600           32,190
                                                                                               --------------
                                                                                                      126,492
                                                                                               --------------
TOTAL HEALTHCARE                                                                                      917,440
                                                                                               --------------

INTEGRATED OILS 2.8%
INTEGRATED INTERNATIONAL 2.8%
BP PLC ADR                                                                               800   $       33,240
Exxon Mobil Corp.                                                                      2,290           81,478
Total Fina SA ADR                                                                        800           58,880
                                                                                               --------------
TOTAL INTEGRATED OILS                                                                                 173,598
                                                                                               --------------

MATERIALS & PROCESSING 2.0%
CHEMICALS 1.0%
Air Products & Chemicals Inc.                                                            600           27,888
Dow Chemical Co.                                                                       1,000           35,300
                                                                                               --------------
                                                                                                       63,188
                                                                                               --------------

PAPER & FOREST PRODUCTS 1.0%
International Paper Co.                                                                1,570           61,418
                                                                                               --------------
TOTAL MATERIALS & PROCESSING                                                                          124,606
                                                                                               --------------

OTHER 7.5%
MISCELLANEOUS 2.3%
Standard & Poor's Depositary Receipt                                                   1,400          139,146
                                                                                               --------------

MULTI-SECTOR 5.2%
General Electric Co.                                                                   6,040          171,778
ITT Industries Inc.                                                                      940           62,698
SPX Corp.*                                                                             1,800           84,762
                                                                                               --------------
                                                                                                      319,238
                                                                                               --------------
TOTAL OTHER                                                                                           458,384
                                                                                               --------------

OTHER ENERGY 2.3%
OIL & GAS PRODUCERS 1.5%
Burlington Resources Inc.                                                              1,960           90,493
                                                                                               --------------

OIL WELL EQUIPMENT & SERVICES 0.8%
BJ Services Co.*                                                                         800           27,400
Patterson UTI Energy Inc.*                                                               900           24,840
                                                                                               --------------
                                                                                                       52,240
                                                                                               --------------
TOTAL OTHER ENERGY                                                                                    142,733
                                                                                               --------------

PRODUCER DURABLES 4.3%
AEROSPACE 1.2%
United Technologies Corp.                                                              1,030           77,487
                                                                                               --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Investment Portfolio (cont'd)                          July 31, 2003 (Unaudited)

                                                                                                   VALUE
                                                                                      SHARES      (NOTE 1)
-------------------------------------------------------------------------------------------------------------
MACHINERY 1.2%
AGCO Corp.*                                                                            3,720   $       71,350
                                                                                               --------------

MISCELLANEOUS EQUIPMENT 1.3%
Pentair Inc.                                                                           1,970           79,489
                                                                                               --------------

PRODUCTION TECHNOLOGY EQUIPMENT 0.6%
Teradyne Inc.*                                                                         2,240           36,848
                                                                                               --------------
TOTAL PRODUCER DURABLES                                                                               265,174
                                                                                               --------------

TECHNOLOGY 14.3%
COMMUNICATIONS TECHNOLOGY 2.1%
Cisco Systems Inc.*                                                                    6,570          128,246
                                                                                               --------------

COMPUTER SOFTWARE 4.0%
Microsoft Corp.                                                                        8,020          211,728
Symantec Corp.*                                                                          680           31,899
                                                                                               --------------
                                                                                                      243,627
                                                                                               --------------

COMPUTER TECHNOLOGY 2.8%
Dell Inc.*                                                                             2,100           70,728
EMC Corp.*                                                                             2,840           30,218
Hewlett-Packard Co.                                                                    1,930           40,858
IBM Corp.                                                                                400           32,500
                                                                                               --------------
                                                                                                      174,304
                                                                                               --------------

ELECTRONICS 1.2%
Nokia Corp. ADR                                                                        2,110           32,283
Sanmina Corp.*                                                                         5,450           43,273
                                                                                               --------------
                                                                                                       75,556
                                                                                               --------------

ELECTRONICS: SEMICONDUCTORS/COMPONENTS 4.2%
Broadcom Corp. Cl. A*                                                                  2,240           45,405
Intel Corp.                                                                            7,450          185,877
National Semiconductor Corp.*                                                          1,270           28,385
                                                                                               --------------
                                                                                                      259,667
                                                                                               --------------
TOTAL TECHNOLOGY                                                                                      881,400
                                                                                               --------------

UTILITIES 6.8%
CABLE TELEVISION & RADIO 3.3%
Comcast Corp.*                                                                         3,800   $      111,340
Cox Communications Inc. Cl. A*                                                         2,900           92,191
                                                                                               --------------
                                                                                                      203,531
                                                                                               --------------

ELECTRICAL 0.8%
Exelon Corp.                                                                             800           45,976
                                                                                               --------------

TELECOMMUNICATIONS 2.7%
Alltel Corp.                                                                           1,000           46,790
Bellsouth Corp.                                                                        2,500           63,675
SBC Communications Inc.                                                                2,500           58,400
                                                                                               --------------
                                                                                                      168,865
                                                                                               --------------
TOTAL UTILITIES                                                                                       418,372
                                                                                               --------------

TOTAL COMMON STOCKS AND INVESTMENTS
  (COST $5,670,984)-98.8%                                                                           6,072,799

CASH AND OTHER ASSETS, LESS LIABILITIES-1.2%                                                           72,897
                                                                                               --------------
NET ASSETS-100.0%                                                                              $    6,145,696
                                                                                               ==============

FEDERAL INCOME TAX INFORMATION:
At July 31, 2003, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $5,760,022 was as follows:
Aggregate gross unrealized appreciation for all investments in which there
  is an excess of value over tax cost                                                          $      517,284
Aggregate gross unrealized depreciation for all investments in which there
  is an excess of tax cost over value                                                                (204,507)
                                                                                               --------------
                                                                                               $      312,777
                                                                                               ==============

----------
* NONINCOME-PRODUCING SECURITIES.
ADR STANDS FOR AMERICAN DEPOSITARY RECEIPT, REPRESENTING OWNERSHIP OF FOREIGN SECURITIES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATE STREET RESEARCH INSTITUTIONAL FUNDS

Statements of Assets and Liabilities                   July 31, 2003 (Unaudited)

                                          STATE STREET RESEARCH  STATE STREET RESEARCH  STATE STREET RESEARCH  STATE STREET RESEARCH
                                              INSTITUTIONAL          INSTITUTIONAL          INSTITUTIONAL          INSTITUTIONAL
                                               CORE FIXED           CORE PLUS FIXED           LARGE CAP              LARGE CAP
                                               INCOME FUND            INCOME FUND            GROWTH FUND           ANALYST FUND
                                          ---------------------  ---------------------  ---------------------  ---------------------
ASSETS
Investments, at value*                       $    82,771,651        $    72,410,336        $   19,092,497         $    6,072,799
Cash                                                       -                      -                70,119                 69,266
Receivable for securities sold                     1,177,632              1,208,872                     -                 36,025
Interest and dividends receivable                    499,274                496,187                 9,649                  5,311
Receivable for variation margin                       17,625                 21,484                     -                      -
Receivable from Adviser (Note 3)                           -                  7,453                     -                      -
Other assets                                           2,130                      -                   824                    668
                                             ---------------        ---------------        --------------         --------------
                                                  84,468,312             74,144,332            19,173,089              6,184,069

LIABILITIES
Payable for collateral received on
  securities loaned                                8,206,204              5,850,014               733,144                      -
Payable to custodian                                   6,356                  5,289                     -                      -
Payable for securities purchased                  18,689,433             16,294,840                90,690                 35,948
Accrued management fee (Note 2)                       12,360                 16,056                 7,974                  2,425
                                             ---------------        ---------------        --------------         --------------
                                                  26,914,353             22,166,199               831,808                 38,373
                                             ---------------        ---------------        --------------         --------------
NET ASSETS                                   $    57,553,959        $    51,978,133        $   18,341,281         $    6,145,696
                                             ===============        ===============        ==============         ==============

NET ASSETS CONSIST OF:
  Undistributed net investment income
  (loss)                                     $      (105,878)       $       129,002        $       27,368         $       29,891
  Unrealized appreciation (depreciation)
    of investments                                  (203,574)               174,376             2,594,904                401,815
  Unrealized appreciation of futures
    contracts                                        143,377                147,392                     -                      -
  Accumulated net realized gain (loss)             1,067,943              1,273,865            (6,121,544)            (1,283,065)
  Paid-in capital                                 56,652,091             50,253,498            21,840,553              6,997,055
                                             ---------------        ---------------        --------------         --------------
                                             $    57,553,959        $    51,978,133        $   18,341,281         $    6,145,696
                                             ===============        ===============        ==============         ==============

Shares                                             5,463,639              4,952,909             3,332,999                717,940
                                             ===============        ===============        ==============         ==============
Net Asset Value and redemption price per
  share                                      $         10.53        $         10.49        $         5.50         $         8.56
                                             ===============        ===============        ==============         ==============
Cost of Investments                          $    82,975,225        $    72,235,960        $   16,497,593         $    5,670,984
                                             ===============        ===============        ==============         ==============

*INCLUDING SECURITIES ON LOAN VALUED AT $7,961,914, $5,679,095, $723,136 AND $0,
 RESPECTIVELY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Statements of Operations
For the six months ended July 31, 2003 (Unaudited)

                                          STATE STREET RESEARCH  STATE STREET RESEARCH  STATE STREET RESEARCH  STATE STREET RESEARCH
                                              INSTITUTIONAL          INSTITUTIONAL          INSTITUTIONAL          INSTITUTIONAL
                                               CORE FIXED           CORE PLUS FIXED           LARGE CAP              LARGE CAP
                                               INCOME FUND            INCOME FUND            GROWTH FUND           ANALYST FUND
                                          ---------------------  ---------------------  ---------------------  ---------------------
INVESTMENT INCOME
Interest (Note 1)                            $       988,303        $     1,092,313        $        1,616         $          571
Dividends, net of foreign taxes                            -                      -                71,398                 42,022
                                             ---------------        ---------------        --------------         --------------
                                                     988,303              1,092,313                73,014                 42,593

EXPENSES
Management fee (Note 2)                               72,106                 79,806                38,188                 12,641
Expenses borne by the Adviser (Note 3)                     -                (13,302)                    -                      -
                                             ---------------        ---------------        --------------         --------------
                                                      72,106                 66,504                38,188                 12,641
                                             ---------------        ---------------        --------------         --------------
Net investment income                                916,197              1,025,809                34,826                 29,952
                                             ---------------        ---------------        --------------         --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, AND FUTURES CONTRACTS
Net realized gain (loss) on investments
  (Notes 1 and 4)                                  1,051,029              1,343,673              (551,782)              (108,740)
Net realized gain (loss) on futures
  contracts (Note 1)                                  22,560               (106,425)                    -                      -
                                             ---------------        ---------------        --------------         --------------
  Total net realized gain (loss)                   1,073,589              1,237,248              (551,782)              (108,740)
                                             ---------------        ---------------        --------------         --------------

Change in unrealized appreciation
  (depreciation) of investments                   (1,984,486)            (1,617,000)            3,334,128              1,043,776
Change in unrealized appreciation of
  futures contracts                                  145,076                191,703                     -                      -
                                             ---------------        ---------------        --------------         --------------
  Total change in unrealized
  appreciation (depreciation)                     (1,839,410)            (1,425,297)            3,334,128              1,043,776
                                             ---------------        ---------------        --------------         --------------

Net gain (loss) on investments and
  futures contracts                                 (765,821)              (188,049)            2,782,346                935,036
                                             ---------------        ---------------        --------------         --------------

Net increase in net assets resulting from
  operations                                 $       150,376        $       837,760        $    2,817,172         $      964,988
                                             ===============        ===============        ==============         ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Statements of Changes in Net Assets

                                               STATE STREET RESEARCH INSTITUTIONAL       STATE STREET RESEARCH INSTITUTIONAL
                                                      CORE FIXED INCOME FUND                 CORE PLUS FIXED INCOME FUND
                                              -------------------------------------     -------------------------------------
                                              SIX MONTHS ENDED                          SIX MONTHS ENDED
                                               JULY 31, 2003          YEAR ENDED          JULY 31, 2003         YEAR ENDED
                                                (UNAUDITED)        JANUARY 31, 2003       (UNAUDITED)        JANUARY 31, 2003
                                              -------------------------------------     -------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                           $    916,197         $  3,173,598         $  1,025,809         $  3,698,413
Net realized gain on investments, foreign
  currency, and futures contracts                  1,073,589            1,217,946            1,237,248              781,579
Change in unrealized appreciation
  (depreciation) of investments and futures
  contracts                                       (1,839,410)           1,218,994           (1,425,297)           1,344,724
                                                ------------         ------------         ------------         ------------
Net increase resulting from operations               150,376            5,610,538              837,760            5,824,716
                                                ------------         ------------         ------------         ------------

Dividends from net investment income:             (1,163,460)          (3,531,091)          (1,088,595)          (3,918,058)
                                                ------------         ------------         ------------         ------------
Distributions from capital gains:                   (849,048)            (248,752)            (493,976)            (113,989)
                                                ------------         ------------         ------------         ------------

Share Transactions (Note 6):
Proceeds from sale of shares                       1,233,480            1,493,866                    -           21,708,683
Net asset value of shares issued in
  payment of:
  Dividends from net investment income             1,162,910            2,969,843            1,088,047            3,187,586
  Distributions from capital gains                   848,636              250,419              493,726              113,924
Cost of shares repurchased                        (1,192,740)         (18,287,175)          (4,266,150)         (35,872,928)
                                                ------------         ------------         ------------         ------------

Net increase (decrease) from fund share
  transactions                                     2,052,286          (13,573,047)          (2,684,377)         (10,862,735)
                                                ------------         ------------         ------------         ------------

Total increase (decrease) in net assets              190,154          (11,742,352)          (3,429,188)          (9,070,066)

NET ASSETS
Beginning of period                               57,363,805           69,106,157           55,407,321           64,477,387
                                                ------------         ------------         ------------         ------------
End of period*                                  $ 57,553,959         $ 57,363,805         $ 51,978,133         $ 55,407,321
                                                ============         ============         ============         ============

Number of shares:
  Sold                                               112,033              140,583                    -            2,088,678
Issued upon reinvestment of
  Dividends from net investment income               107,515              279,037              101,517              310,324
  Distribution from capital gains                     79,090               23,624               46,534               11,202
  Repurchased                                       (116,356)          (1,703,506)            (403,084)          (3,420,863)
                                                ------------         ------------         ------------         ------------
Net increase (decrease) in fund shares               182,282           (1,260,262)            (255,033)          (1,010,659)
                                                ============         ============         ============         ============

*INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $(105,878) AND
 $141,385, AND $129,002 AND $191,788, RESPECTIVELY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                               STATE STREET RESEARCH INSTITUTIONAL       STATE STREET RESEARCH INSTITUTIONAL
                                                      LARGE CAP GROWTH FUND                     LARGE CAP ANALYST FUND
                                              -------------------------------------     -------------------------------------

                                              SIX MONTHS ENDED                          SIX MONTHS ENDED
                                               JULY 31, 2003          YEAR ENDED          JULY 31, 2003         YEAR ENDED
                                                (UNAUDITED)        JANUARY 31, 2003        (UNAUDITED)       JANUARY 31, 2003
                                              -------------------------------------     -------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                           $     34,826         $     82,840         $     29,952         $     48,746
Net realized loss on investments                    (551,782)          (5,168,538)            (108,740)          (1,131,627)
Change in unrealized appreciation
  (depreciation) of investments                    3,334,128             (541,099)           1,043,776             (540,425)
                                                ------------         ------------         ------------         ------------

Net increase (decrease) resulting from
  operations                                       2,817,172           (5,626,797)             964,988           (1,623,306)
                                                ------------         ------------         ------------         ------------
Dividends from net investment income:                (13,323)             (65,257)              (3,589)             (51,605)
                                                ------------         ------------         ------------         ------------

Share Transactions (Note 6):
Proceeds from sale of shares                               -           22,816,367                    -            8,978,378
Net asset value of shares issued in
  payment of:
  Dividends from net investment income                10,702               56,738                1,058               13,605
Cost of shares repurchased                        (1,129,919)          (6,764,140)                   -           (6,995,996)
                                                ------------         ------------         ------------         ------------

Net increase (decrease) from fund share
  transactions                                    (1,119,217)          16,108,965                1,058            1,995,987
                                                ------------         ------------         ------------         ------------

Total increase in net assets                       1,684,632           10,416,911              962,457              321,076

NET ASSETS
Beginning of period                               16,656,649            6,239,738            5,183,239            4,862,163
                                                ------------         ------------         ------------         ------------
End of period*                                  $ 18,341,281         $ 16,656,649         $  6,145,696         $  5,183,239
                                                ============         ============         ============         ============

Number of shares:
  Sold                                                     -            4,117,861                    -              933,741
Issued upon reinvestment of Dividends from
  net investment income                                2,262               11,870                  144                1,851
  Repurchased                                       (247,246)          (1,453,666)                   -             (717,797)
                                                ------------         ------------         ------------         ------------
Net increase (decrease) in fund shares              (244,984)           2,676,065                  144              217,795
                                                ============         ============         ============         ============

*INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $27,368 AND $5,865, AND
 $29,891 AND $3,528, RESPECTIVELY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Notes to Unaudited Financial Statements                            July 31, 2003

NOTE 1
State Street Research Institutional Funds (the "Trust") is a Massachusetts business trust organized on March 3, 1999 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of four separate funds: State Street Research Institutional Core Fixed Income Fund (the "Institutional Core Fixed Fund"), State Street Research Institutional Core Plus Fixed Income Fund (the "Institutional Core Plus Fund"), State Street Research Institutional Large Cap Growth Fund (the "Institutional Large Cap Growth Fund") and State Street Research Institutional Large Cap Analyst Fund (the "Institutional Large Cap Analyst Fund") (collectively the "Funds").

The investment objectives of the Funds are as follows: The Institutional Core Fixed Fund and the Institutional Core Plus Fund seek competitive total returns primarily from investing in fixed income securities. The Institutional Large Cap Growth Fund and the Institutional Large Cap Analyst Fund seek to provide long-term growth of capital.

Each fund offers one class of shares. The minimum investment in each fund is $1,000,000, unless the Funds' investment manager allows a lower amount at its discretion.

The following significant accounting policies are consistently followed by the Funds in preparing their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

   A. INVESTMENT VALUATION
   Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Investments in State Street Navigator Securities Lending Prime Portfolio are valued at its closing net asset value per share on the day of valuation. Fixed Income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded and before the close of business of the fund are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account.

   B. FOREIGN CURRENCIES
   Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

   C. SECURITY TRANSACTIONS
   Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

   D. NET INVESTMENT INCOME
   Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Funds. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. All discounts/premiums are accreted/amortized. Certain fixed income securi-

Notes (cont'd)                                                    July 31, 2003

   ties held by the fund pay interest or dividends in the form of additional securities (payment-in-kind securities). Interest income on payment-in-kind fixed income securities is recorded using the effective-interest method.

   E. DIVIDENDS
   Dividends from net investment income are declared and paid or reinvested quarterly for the Institutional Core Fixed Fund and the Institutional Core Plus Fund and annually, if any, for the Institutional Large Cap Growth Fund and Institutional Large Cap Analyst Fund. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

   Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions, paydown gain and losses, wash sale deferrals and premium amortization on fixed income securities.

   F. FEDERAL INCOME TAX
   No provision for Federal income taxes is necessary because the Funds have elected to qualify under Subchapter M of the Internal Revenue Code and their policy is to distribute all of their taxable income, including realized capital gains, within the prescribed time periods. At January 31, 2003, the Institutional Large Cap Growth Fund and the Institutional Large Cap Analyst Fund had capital loss carryforwards of $3,608,786 and $992,282 available, respectively, to the extent provided in regulations, to offset future capital gains which expire on January 31, 2011.

   In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Funds are required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Funds are permitted to defer into their next fiscal year any net capital losses incurred between each November 1 and the end of their fiscal years. From November 1, 2002 through January 31, 2003, the Institutional Large Cap Growth Fund and the Institutional Large Cap Analyst Fund incurred net capital losses of approximately $1,567,000 and $64,000, respectively, and intend to defer and treat such losses as arising in the fiscal year ended January 31, 2004.

   G. ESTIMATES
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

   H. FUTURES
   The Funds may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The Funds will not purchase any futures contract if, after such purchase, more than one-third of net assets would be represented by long futures contracts. The Funds will limit their risks by entering into a futures position only if it appears to be a liquid investment.

   Upon entering into a futures contract, the Funds deposit with the selling broker sufficient cash or U.S. government securities to meet the minimum "initial margin" requirements. Thereafter, the Funds receive from or pay to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Notes (cont'd)                                                    July 31, 2003

   The potential risk to each Fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise in changes from the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

   I. SECURITIES LENDING
   The Funds may seek additional income by lending portfolio securities to qualified institutions. The Funds will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Funds could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Funds will bear the loss. The entire amount of the collateral (consisting entirely of cash collateral) is invested in State Street Navigator Securities Lending Prime Portfolio). At July 31, 2003, the value of the securities loaned and the value of the collateral were as follows:

                                                               MARKET VALUE        COLLATERAL
                                                               ------------        ----------
            Institutional Core Fixed Fund                       $ 7,961,914       $ 8,206,204
            Institutional Core Plus Fund                        $ 5,679,095       $ 5,850,014
            Institutional Large Cap Growth Fund                 $   723,136       $   733,144

   During the six months ended July 31, 2003, income from securities lending for the Institutional Core Fixed Fund, the Institutional Core Plus Fund and the Institutional Large Cap Growth Fund amounted to $1,511, $1,963, $757, respectively, and is included in interest income on the Statement of Operations. There were no loaned securities for the Institutional Large Cap Analyst Fund.

NOTE 2
The Trust and the Adviser entered into an agreement under which the Adviser earned monthly fees at an annual rate of 0.25%, 0.30%, 0.45% and 0.45% of the average daily net assets for the Institutional Core Fixed Fund, the Institutional Core Plus Fund, the Institutional Large Cap Growth Fund and the Institutional Large Cap Analyst Fund, respectively. In consideration of these fees, the Adviser furnishes the Funds with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management including accounting and legal services, custodial services and all other routine expenses incurred in connection with managing the business and affairs of the Funds. During the six months ended July 31, 2003, the fees pursuant to such agreement amounted to $72,106, $79,806, $38,188 and $12,641 for the Institutional Core Fixed Fund, the Institutional Core Plus Fund, the Institutional Large Cap Growth Fund and the Institutional Large Cap Analyst Fund, respectively.

NOTE 3
The Adviser has contractually agreed to waive a portion of the management fees and bear or reimburse certain other expenses until termination of such agreement. Pursuant to an Amended and Restated Fee Waiver and Expense Agreement, the Adviser agrees, with respect to the expense limitation applicable to each Fund, to waive a portion of its fee under the Advisory Agreement, reimburse the Fund or directly pay expenses, such that the annual expense limitation for a Fund will not be exceeded. The annual expense limitations are 0.25% for the Institutional Core Fixed Fund, 0.30% for the Institutional Core Plus Fund, 0.45% for the Institutional Large Cap Growth Fund and the Institutional Large Cap Analyst Fund, and do not include brokerage commissions and other investment-related costs, extraordinary, non-recurring and certain other unusual expenses (including taxes, litigation expenses and other

Notes (cont'd)                                                    July 31, 2003

extraordinary legal expenses), securities lending fees and expenses and interest expense. The Amended and Restated Fee Waiver and Expense Agreement will continue in effect until at least June 1, 2004. During the six months ended July 31, 2003, the amount of such expenses waived and reimbursed by the Adviser was $13,302 for the Institutional Core Plus Fund. During the same period, the Adviser waived or reimbursed no expenses for the Institutional Core Plus Fixed Fund, The Institutional Large Cap Growth Fund, and the Institutional Large Cap Analyst Fund.

NOTE 4
For the six months ended July 31, 2003, purchases and sales of securities, exclusive of short-term obligations and forward foreign currency exchange contracts, were as follows:

                                                                  PURCHASES           SALES
                                                                  ---------           -----
            Institutional Core Fixed Fund                       $ 100,009,622     $  95,818,030
            Institutional Core Plus Fund                        $  88,114,998     $  88,473,477
            Institutional Large Cap Growth Fund                 $   8,640,178     $  10,197,144
            Institutional Large Cap Analyst Fund                $   2,461,387     $   2,354,099

Purchases of $88,045,302 and $75,230,969 and sales of $86,395,634 and
$76,211,268 of U.S. Government obligations occurred in the Institutional Core Fixed Fund and the Institutional Core Plus Fund, respectively.

NOTE 5
PricewaterhouseCoopers LLP resigned as the Fund's independent accountants as of April 25, 2003. The Trustees voted to appoint Deloitte & Touche LLP as the Fund's independent accountants for the fund's fiscal year ended January 31, 2004. During the previous two years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and through April 25, 2003, there were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.

NOTE 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, no par value per share. At July 31, 2003, the Adviser owned 2,500 shares of each of the Institutional Core Fixed Fund and the Institutional Core Plus Fund and one share of the Institutional Large Cap Analyst Fund, and MetLife owned 655,333 shares of the Institutional Large Cap Growth Fund, and 500,000 shares of the Institutional Large Cap Analyst Fund.

STATE STREET RESEARCH
INSTITUTIONAL CORE FIXED INCOME FUND
AND INSTITUTIONAL CORE PLUS FIXED INCOME FUND

Financial Highlights
For a share outstanding throughout each period.(1)

                                                                   STATE STREET RESEARCH INSTITUTIONAL CORE FIXED INCOME FUND
                                                           ------------------------------------------------------------------------
                                                                                                                  AUGUST 2, 1999
                                                                                   YEARS ENDED JANUARY 31        (COMMENCEMENT OF
                                                           SIX MONTHS ENDED  ---------------------------------    OPERATIONS) TO
                                                            JULY 31, 2003      2003     2002(5),(7)    2001(6)  JANUARY 31, 2000(6)
                                                           ------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                         10.86         10.56      10.40          9.86          10.00
                                                                ------        ------     ------        ------         ------
  Net investment income ($)*                                      0.17          0.50       0.55          0.67           0.30
  Net realized and unrealized gain (loss) on investments
    and futures contracts                                        (0.12)         0.39       0.23          0.56          (0.17)
                                                                ------        ------     ------        ------         ------
TOTAL FROM INVESTMENT OPERATIONS ($)                              0.05          0.89       0.78          1.23           0.13
                                                                ------        ------     ------        ------         ------
  Dividends from net investment income ($)                       (0.22)        (0.55)     (0.52)        (0.69)         (0.24)
  Distributions from capital gains                               (0.16)        (0.04)     (0.10)            -          (0.03)
                                                                ------        ------     ------        ------         ------
TOTAL DISTRIBUTIONS ($)                                          (0.38)        (0.59)     (0.62)        (0.69)         (0.27)
                                                                ------        ------     ------        ------         ------
NET ASSET VALUE, END OF PERIOD ($)                               10.53         10.86      10.56         10.40           9.86
                                                                ======        ======     ======        ======         ======
Total return (%)(2)                                               0.44(3)       8.64       7.71         12.87           1.28(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                       57,554        57,364     69,106         8,892          8,435
Expense ratio (%)*                                                0.25(4)       0.25       0.25          0.25           0.25(4)
Ratio of net investment income to average net assets (%)*         3.18(4)       4.61       4.47          6.65           5.93(4)
Portfolio turnover rate (%)                                     170.37        301.92     314.06        327.36         213.41
*Reflects voluntary reduction of expenses of
 these amounts (%)                                                   -          0.02       0.14          0.20           0.75(4)

                                                               STATE STREET RESEARCH INSTITUTIONAL CORE PLUS FIXED INCOME FUND
                                                           ------------------------------------------------------------------------
                                                                                                                  AUGUST 2, 1999
                                                                                   YEARS ENDED JANUARY 31        (COMMENCEMENT OF
                                                           SIX MONTHS ENDED  ---------------------------------    OPERATIONS) TO
                                                            JULY 31, 2003      2003     2002(5),(7)    2001(6)  JANUARY 31, 2000(6)
                                                           ------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                         10.64         10.37      10.35          9.86          10.00
                                                                ------        ------     ------        ------         ------
  Net investment income ($)*                                      0.21          0.53       0.59          0.69           0.31
  Net realized and unrealized loss on investments                 0.04          0.30       0.15          0.54          (0.14)
                                                                ------        ------     ------        ------         ------
TOTAL FROM INVESTMENT OPERATIONS ($)                              0.17          0.83       0.74          1.23           0.17
                                                                ------        ------     ------        ------         ------
  Dividends from net investment income ($)                       (0.22)        (0.55)     (0.59)        (0.74)         (0.26)
  Distributions from capital gains                               (0.10)        (0.01)     (0.13)                       (0.05)
                                                                ------        ------     ------        ------         ------
TOTAL DISTRIBUTIONS ($)                                          (0.32)        (0.56)     (0.72)        (0.74)         (0.31)
                                                                ------        ------     ------        ------         ------
NET ASSET VALUE, END OF PERIOD ($)                               10.49         10.64      10.37         10.35           9.86
                                                                ======        ======     ======        ======         ======
Total return (%)(2)                                               1.55(3)       8.28       7.45         12.93           1.72(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                       51,978        55,407     64,477        11,987         11,426
Expense ratio (%)*                                                0.25(4)       0.25       0.25          0.25           0.25(4)
Ratio of net investment income to average net assets (%)*         3.86(4)       4.84       5.55          6.84           6.13(4)
Portfolio turnover rate (%)                                     167.43        365.81     353.92        323.47         234.12
*Reflects voluntary reduction of expenses of
 these amounts (%)                                                0.05(4)       0.07       0.18          0.20           0.81(4)

----------
(1) PER-SHARE FIGURES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.
(2) TOTAL RETURN WOULD BE LOWER IF THE DISTRIBUTOR AND ITS AFFILIATES HAD NOT VOLUNTARILY REDUCED A PORTION OF THE FUND'S EXPENSES.
(3) NOT ANNUALIZED
(4) ANNUALIZED
(5) EFFECTIVE FEBRUARY 1, 2001, THE FUND HAS ADOPTED PROVISIONS OF THE AICPA AUDITS AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON FIXED INCOME SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED JANUARY 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $.02 AND $.02, INCREASE NET REALIZED GAIN PER SHARE BY $.02 AND $.02, AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.21% AND 0.20% FOR THE INSTITUTIONAL CORE FIXED FUND AND THE INSTITUTIONAL CORE PLUS FUND, RESPECTIVELY. THE FINANCIAL HIGHLIGHTS FOR PERIODS PRIOR TO FEBRUARY 1, 2001 HAVE NOT BEEN RESTATED FOR THIS CHANGE IN POLICY.
(6) REPRESENTS PER-SHARE FIGURES FOR CLASS IV
(7) REPRESENTS PER-SHARE FIGURES FOR ALL CLASSES THROUGH DECEMBER 16, 2001, AND THEN ONE CLASS EFFECTIVE DECEMBER 17, 2001

STATE STREET RESEARCH
INSTITUTIONAL LARGE CAP GROWTH FUND
AND INSTITUTIONAL LARGE CAP ANALYST FUND

Financial Highlights (cont'd)

                                                                    STATE STREET RESEARCH INSTITUTIONAL LARGE CAP GROWTH FUND
                                                           -------------------------------------------------------------------------
                                                                                                                    AUGUST 2, 1999
                                                            SIX MONTHS ENDED       YEARS ENDED JANUARY 31        (COMMENCEMENT OF
                                                             JULY 31, 2003   ---------------------------------    OPERATIONS) TO
                                                              (UNAUDITED)      2003     2002(6)        2001(5)   JANUARY 31, 2000(5)
                                                           -------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                          4.66          6.92      10.16         12.33           10.00
                                                                ------        ------     ------        ------           -----
Net investment income (loss) ($)*                                 0.01          0.03       0.02         (0.00)           0.01
Net realized and unrealized gain (loss) on investments            0.83         (2.28)     (3.26)        (1.14)           2.32
                                                                ------        ------     ------        ------           -----
TOTAL FROM INVESTMENT OPERATIONS ($)                              0.84         (2.25)     (3.24)        (1.14)           2.33
                                                                ------        ------     ------        ------           -----
Dividends from net investment income ($)                         (0.00)        (0.01)         -         (0.38)              -
Distribution from capital gains ($)                                  -             -          -         (0.65)              -
                                                                ------        ------     ------        ------           -----
TOTAL DISTRIBUTIONS ($)                                          (0.00)        (0.01)         -         (1.03)              -
                                                                ------        ------     ------        ------           -----
NET ASSET VALUE, END OF PERIOD ($)                                5.50          4.66       6.92         10.16           12.33
                                                                ======        ======     ======        ======           =====
Total return (%)(2)                                              18.13(3)     (32.48)    (31.89)        (9.91)          23.30(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                       18,341        16,657      6,240           269             308
Expense ratio (%)*                                                0.45(4)       0.45       0.45          0.45            0.45(4)
Ratio of net investment income (loss) to average net              0.41(4)       0.48       0.29         (0.01)           0.09(4)
  assets (%)*
Portfolio turnover rate (%)                                      51.16        178.44     140.04         82.83           41.57
*Reflects voluntary reduction of expenses of
   these amounts (%)                                                 -          0.01       0.15          0.20            7.25(4)

                                                       STATE STREET RESEARCH INSTITUTIONAL LARGE CAP ANALYST FUND
                                                       ----------------------------------------------------------
                                                                                                DECEMBER 17, 2001
                                                         SIX MONTHS ENDED                       (COMMENCEMENT OF
                                                           JULY 31, 2003       YEAR ENDED        OPERATIONS) TO
                                                            (UNAUDITED)     JANUARY 31, 2003    JANUARY 31, 2002
                                                       ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                      7.22                 9.72              10.00
                                                             -----               ------              -----
Net investment income ($)*                                    0.04                 0.08               0.01
Net realized and unrealized gain (loss) on investments        1.31                (2.50)             (0.29)
                                                             -----               ------              -----
TOTAL FROM INVESTMENT OPERATIONS ($)                          1.35                (2.42)             (0.28)
                                                             -----               ------              -----
Dividends from net investment income ($)                     (0.01)               (0.08)                 -
                                                             -----               ------              -----
TOTAL DISTRIBUTIONS ($)                                      (0.01)               (0.08)                 -
                                                             -----               ------              -----
NET ASSET VALUE, END OF PERIOD ($)                            8.56                 7.22               9.72
                                                             =====               ======              =====
Total return (%)                                             18.64(3)            (24.98)             (2.80)(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                    6,146                5,183              4,862
Expense ratio (%)*                                            0.45(4)              0.45               0.45(4)
Ratio of net investment income to average net                 1.07(4)              0.91               1.06(4)
  assets (%)*
Portfolio turnover rate (%)                                  42.96                93.89              14.57

----------
(1) PER-SHARE FIGURES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.
(2) TOTAL RETURN WOULD BE LOWER IF THE DISTRIBUTOR AND ITS AFFILIATES HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES.
(3) NOT ANNUALIZED
(4) ANNUALIZED
(5) REPRESENTS PER-SHARE FIGURES FOR CLASS III
(6) REPRESENTS PER-SHARE FIGURES FOR ALL CLASSES THROUGH DECEMBER 16, 2001, AND THEN ONE CLASS EFFECTIVE DECEMBER 17, 2001

                                                                                           NUMBER OF
                                          TERM OF                                           FUNDS IN
                                          OFFICE                                          FUND COMPLEX
                                        AND LENGTH                                        OVERSEEN BY
   NAME, ADDRESS          POSITION(S)     OF TIME    PRINCIPAL OCCUPATIONS DURING PAST 5    TRUSTEE/    OTHER DIRECTORSHIPS HELD BY
    AND AGE (a)         HELD WITH FUND   SERVED(b)                  YEARS                  OFFICER (c)        TRUSTEE/OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES

Bruce R. Bond (57)      Trustee         Since 2002  Retired; formerly Chairman of the         19        Ceridian Corporation
                                                    Board, Chief Executive Officer and
                                                    President, PictureTel Corporation
                                                    (video conferencing systems)

Steve A. Garban (65)    Trustee         Since 2002  Retired; formerly Senior Vice             55        Metropolitan Series Fund,
                                                    President for Finance and Operations                Inc.(d)
                                                    and Treasurer, The Pennsylvania
                                                    State University

Dean O. Morton (71)     Trustee         Since 2002  Retired; formerly Executive Vice          55        The Clorox Company;
                                                    President, Chief Operating Officer                  KLA-Tencor
                                                    and Director, Hewlett-Packard                       Corporation; BEA Systems,
                                                    Company (computer manufacturer)                     Inc.; Cepheid; Pharsight
                                                                                                        Corporation; and
                                                                                                        Metropolitan Series Fund,
                                                                                                        Inc.(d)

Susan M. Phillips (58)  Trustee         Since 2002  Dean, School of Business and Public       19        The Kroger Co.
                                                    Management, George Washington
                                                    University; formerly a member of the
                                                    Board of Governors of the Federal
                                                    Reserve System; and Chairman and
                                                    Commissioner of the Commodity
                                                    Futures Trading Commission

Toby Rosenblatt (65)    Trustee         Since 2002  President, Founders Investments Ltd.      55        A. P. Pharma, Inc.; and
                                                    (investments); formerly President,                  Metropolitan Series Fund,
                                                    The Glen Ellen Company (private                     Inc.(d)
                                                    investment firm)

Michael S. Scott        Trustee         Since 2002  Jay W. Forrester Professor of             55        Metropolitan Series Fund,
Morton (66)                                         Management, Sloan School of                         Inc.(d)
                                                    Management, Massachusetts Institute
                                                    of Technology

James M. Storey (72)    Trustee         Since 1999  Attorney; formerly Partner, Dechert       19        SEI Investments Funds
                                                    (law firm)                                          (consisting of
                                                                                                        104 portfolios); and The
                                                                                                        Massachusetts Health &
                                                                                                        Education Tax-Exempt Trust

INTERESTED
TRUSTEE

Richard S. Davis(e)     Trustee         Since 2000  Chairman of the Board, President and      19        None
(57)                                                Chief Executive Officer, State
                                                    Street Research & Management
                                                    Company; formerly Senior Vice
                                                    President, Fixed Income Investments,
                                                    Metropolitan Life Insurance Company

                                                                                           NUMBER OF
                                          TERM OF                                           FUNDS IN
                                          OFFICE                                          FUND COMPLEX
                                        AND LENGTH                                        OVERSEEN BY
   NAME, ADDRESS          POSITION(S)     OF TIME    PRINCIPAL OCCUPATIONS DURING PAST 5    TRUSTEE/    OTHER DIRECTORSHIPS HELD BY
    AND AGE (a)         HELD WITH FUND   SERVED(b)                  YEARS                  OFFICER(c)         TRUSTEE/OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Christopher C. Abbott   Vice President  Since 2001  Managing Director, State Street            4                   None
(46)                                                Research & Management Company;
                                                    formerly Executive Vice President,
                                                    State Street Research & Management
                                                    Company; Senior Managing Director,
                                                    Pioneer Investments; and Northeast
                                                    Team Leader, Institutional
                                                    Management Group, Putnam Investments

Maureen G. Depp (49)    Vice President  Since 2001  Managing Director, State Street            6                   None
                                                    Research & Management Company;
                                                    formerly Senior Vice President,
                                                    State Street Research & Management
                                                    Company

Donald G. DeVeuve       Vice President  Since 2001  Senior Vice President, State Street        6                   None
(46)                                                Research & Management Company;
                                                    formerly Vice President, State
                                                    Street Research & Management Company

Edward Dowd (36)        Vice President  Since 2003  Vice President, State Street               7                   None
                                                    Research & Management Company;
                                                    formerly Vice President,
                                                    Independence Investment LLC and
                                                    equity research associate,
                                                    Donaldson, Lufkin and Jenrette

Rosalina Feliciano (39) Vice President  Since 2001  Senior Vice President, State Street        6                   None
                                                    Research & Management Company;
                                                    formerly Vice President, State
                                                    Street Research & Management Company

C. Kim Goodwin (44)     Vice President  Since 2002  Managing Director and Chief               18                   None
                                                    Investment Officer-Equities, State
                                                    Street Research & Management
                                                    Company; formerly Chief Investment
                                                    Officer-U.S. Growth Equities,
                                                    American Century; and Senior Vice
                                                    President and portfolio manager,
                                                    Putnam Investments

Knut Langholm (43)      Vice President  Since 2000  Senior Vice President, State Street        4                   None
                                                    Research & Management Company;
                                                    formerly Vice President, State
                                                    Street Research & Management Company

Jeffrey Lindsey (41)    Vice President  Since 2003  Managing Director, State Street            7                   None
                                                    Research & Management Company;
                                                    formerly Managing Director and
                                                    Senior Vice President, Putnam
                                                    Investments

John S. Lombardo (48)   Vice President  Since 2001  Managing Director, Chief Financial        19                   None
                                                    Officer and Director, State Street
                                                    Research & Management Company;
                                                    formerly Executive Vice President,
                                                    State Street Research & Management
                                                    Company; and Senior Vice President,
                                                    Product and Financial Management,
                                                    MetLife Auto & Home

Mark A. Marinella (45)  Vice President  Since 2003  Managing Director and Chief                9                   None
                                                    Investment Officer-Fixed Income,
                                                    State Street Research & Management
                                                    Company; formerly Executive Vice
                                                    President and Senior Vice President,
                                                    State Street Research & Management
                                                    Company; and Chief Investment
                                                    Officer and Head of Fixed Income,
                                                    Columbia Management Group

                                                                                           NUMBER OF
                                          TERM OF                                           FUNDS IN
                                          OFFICE                                          FUND COMPLEX
                                        AND LENGTH                                        OVERSEEN BY
   NAME, ADDRESS          POSITION(S)     OF TIME    PRINCIPAL OCCUPATIONS DURING PAST 5    TRUSTEE/    OTHER DIRECTORSHIPS HELD BY
    AND AGE (a)         HELD WITH FUND   SERVED(b)                  YEARS                  OFFICER(c)         TRUSTEE/OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONT.)

Jeffrey A. Rawlins      Vice President  Since 1999  Managing Director, State Street            4                   None
(41)                                                Research & Management Company;
                                                    formerly Senior Vice President,
                                                    State Street Research & Management
                                                    Company

Elizabeth M. Westvold   Vice President  Since 1999  Managing Director, State Street            8                   None
(43)                                                Research & Management Company;
                                                    formerly Senior Vice President,
                                                    State Street Research & Management
                                                    Company

Douglas A. Romich       Treasurer       Since 2001  Senior Vice President and Treasurer,      19                   None
(46)                                                State Street Research & Management
                                                    Company; formerly Vice President and
                                                    Assistant Treasurer, State Street
                                                    Research & Management Company

Francis J. McNamara,    Secretary       Since 1999  Managing Director, General Counsel        19                   None
III (48)                                            and Secretary, State Street Research
                                                    & Management Company; formerly
                                                    Executive Vice President, State
                                                    Street Research & Management Company


THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION INCLUDES FURTHER INFORMATION ABOUT THE FUNDS' TRUSTEES, AND IS AVAILABLE WITHOUT CHARGE, BY CONTACTING STATE STREET RESEARCH, ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111-2690, OR BY CALLING TOLL-FREE 1-800-531-0131.

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72 (for Trustees age 72 or more at the time of the Trust's inception, he or she is required to retire by August
    2002). Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 9 investment companies for which State Street Research & Management Company serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., as investment company comprising 36 separate portfolios.

(e) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research and Management Company, as noted.

This report must be preceded or accompanied by a current State Street Research Institutional Fund's prospectus. To obtain a prospectus for any State Street Research Institutional fund call 1-800-531-0131. The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing.

           (C) 2002 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

                               FORM N-CSR(2 OF 3)

ITEM 2 (CODE OF ETHICS): Not applicable to this filing.

ITEM 3 (AUDIT COMMITTEE FINANCIAL EXPERT): Not applicable to this filing.

ITEM 4 (PRINCIPAL ACCOUNTANT FEES AND SERVICES): Not applicable to this filing.

ITEM 5 (RESERVED)

ITEM 6 (RESERVED)

ITEM 7 (DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES): Not applicable to this filing.

ITEM 8 (RESERVED)

ITEM 9 (CONTROLS AND PROCEDURES):

       SUB-ITEM 9a - The Principal Executive Officer and the Principal Financial Officer have concluded that the State Street Research Institutional Funds disclosure controls and procedures (as defined in Rule 30-a2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the State Street Research Institutional Funds is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

       SUB-ITEM 9b - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation referenced in
       (a)(i) above.

ITEM 10 (EXHIBITS):

       SUB-ITEM 10a - Not applicable to this filing.

       SUB-ITEM 10b - Certification Exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     State Street Research Institutional Funds

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date   September 29, 2003
                          ------------------------------------------------------

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                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date   September 29, 2003
                          ------------------------

                     By:     /s/ Douglas A. Romich
                          ------------------------------------------------------
                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date   September 29, 2003
                          ------------------------